[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07185
Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments March 31, 2005

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY	VALUE
	Commercial Paper (83.6%)
	Asset-Backed - Auto (11.9%)
$1,725	DaimlerChrysler Revolving Auto Conduit LLC Series A	2.74%	04/22/05	$1,722,248
1,000	DaimlerChrysler Revolving Auto Co.- 144A*	2.69	04/22/05	998,437
4,320	FCAR Owner Trust	2.83 - 2.85	05/09/05 - 05/16/05	4,305,942
2,700	New Center Asset Trust	2.67 - 2.88	04/12/05 - 05/04/05	2,695,624
1,800	New Center Asset Trust (Series A1)	2.92	05/25/05	1,792,143
				11,514,394
	Asset-Backed - Consumer (6.1%)
1,500	Barton Capital Corp - 144A *	2.74	04/20/05	1,497,839
2,002	Old Line Funding Corp. - 144A*	2.71	04/15/05 - 04/19/05	1,999,538
2,400	Thames Asset Global Securities - 144A*	2.65	04/14/05	2,397,712
				5,895,089
	Asset-Backed - Corporate (3.1%)
2,975	Moat Funding LLC - 144A*	2.64 - 2.69	04/06/05 - 04/11/05	2,973,418

	Asset-Backed - Mortgages (14.9%)
2,519	Amstel Funding Corp. - 144A*	2.65 - 2.94	04/11/05 - 07/18/05	2,508,839
2,310	Cancara Assest Sec LLC - 144A*	2.70	04/25/05	2,305,857
1,950	Mortgage Interest Networking Trust A1	2.77	04/28/05	1,945,963
3,843	Scaldis Capital Corp. -144A*	2.99 - 3.03	06/15/05 - 06/27/05	3,817,255
3,875	Sydney Capital Corp.- 144A*	2.60 - 2.92	04/01/05 - 05/24/05	3,870,180
				14,448,094

	Finance - Consumer (1.0%)
1,000	HSBC Finance Corp.	2.96	06/16/05	993,751

	Finance - Corporate (3.1%)
1,150	CIT Group, Inc.	2.69	04/18/05	1,148,545
1,900	CIT Group, Inc.- 144A*	2.69	04/15/05	1,898,020
				3,046,565

	Finance - Auto (2.1%)
2,000	American Honda Finance Corp.	2.76	05/06/05	1,994,653

	Financial Conglomerates (2.8%)
2,700	General Electric Capital Corp.	2.06 - 2.67	04/14/05 - 04/19/05	2,697,299

	International Banks (33.6%)
4,025	Bank of Ireland - 144A*	2.66 - 2.71	04/11/05 - 04/21/05	4,020,880
643	Banque Generale du Luxembourg	2.19	04/01/05	643,000
1,000	CBA (Delaware) Finance Inc.	2.66	04/11/05	999,264
1,000	CBA (Delaware) Finance Inc. - 144A*	2.71	04/07/05	999,550
1,500	DNB NOR BANK ASA	2.71 - 2.94	04/25/05 - 05/31/05	1,493,620
3,425	HBOS Treasury Services PLC	2.72 - 2.84	04/27/05 - 05/11/05	3,415,672
1,425	ING (U.S.) Funding LLC	2.92	05/26/05	1,418,665
1,000	ING (U.S.) Funding LLC - 144A*	2.95	05/17/05	996,243
700	KFW International Finance Inc.	3.03	07/05/05	694,440
453	Nordea North American Inc.	2.84	05/19/05	451,297
1,200	Skandinaviska Enskilda	2.88	05/23/05	1,195,025
3,575	Skandinaviska Enskilda - 144A*	2.80 - 3.02	05/03/05 - 06/16/05	3,560,726
2,475	Spintab AB	2.55 - 3.02	04/05/05 - 06/01/05	2,471,902
1,800	Swedbank	3.03	07/01/05	1,786,304
4,350	UBS Finance (Delaware) Inc.	2.64 - 2.89	05/05/05 - 06/15/05	4,329,598
4,000	Unicredit (Delaware) Inc.	2.58 - 2.62	04/06/05 - 04/13/05	3,997,596
				32,473,782

	Insurance (3.7%)
3,575	Irish Life & Perm Plc - 144A*	2.61 - 2.75	04/04/05 - 04/29/05	3,570,825

	Investment Banks/Brokers (1.3%)
1,275	Goldman Sachs Group, Inc. (The)	2.78	05/02/05	1,271,959

	Total Commercial Paper (Cost $80,879,829)			80,879,829

	U.S. Government Agencies (6.2%)
5,970	Federal Home Loan Mortgage Corp. (Cost $5,944,698)	2.13 - 2.99	05/03/05 - 06/30/05	5,944,698

	Certificates of Deposit (3.5%)
3,425	First Tennessee Bank, N.A. (Cost $3,425,000)	2.77 - 2.90	05/19/05 - 05/23/05	3,425,000

	Banker’s Acceptance (1.7%)
1,628	JP Morgan Chase Bank (Cost $1,626,969)	2.54 - 2.77	04/06/05 - 04/14/05	1,626,969

	Short Term Bank Note (5.0%)
4,825	Bank of America N.A. (Cost $4,825,000)	2.62 - 2.92	04/20/05 - 08/03/05	4,825,000

	Total Investments (Cost $96,701,496) (a)		100.0%	96,701,496
	Other Assets in Excess of Liabilities		0.0	8,356
	Net Assets		100.0%	$96,709,852

 *                                      Resale is restricted to qualified institutional investors

(a)                                  Cost is the same for federal income tax purposes.

Morgan Stanley Select Dimensions - Flexible Income Trust Portfolio

Portfolio of Investments March 31, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Government & Corporate Bonds (87.3%)
	Foreign (15.1%)
	Argentina (0.5%)
	Government Obligations
$90	Republic of Argentina (c)	13.969%		04/10/05	$31,950
70	Republic of Argentina (c)	12.125		05/21/05	20,651
525	Republic of Argentina (c)	11.75		04/07/09	160,125
35	Republic of Argentina (c)	11.375		03/15/10	10,675
20	Republic of Argentina (c)	11.75		06/15/15	6,100
30	Republic of Argentina (c)	11.375		01/30/17	9,150
5	Republic of Argentina (c)	12.00		02/01/20	1,525
169	Republic of Argentina (c)	6.00		03/31/23	96,721
	Total Argentina				336,897

	Australia (0.3%)
	Other Metals/Minerals (0.0%)
70	Murrin Murrin Holdings Property Ltd.(c)	9.375		08/31/07	7

	Property - Casualty Insurance (0.3%)
200	Mantis Reef Ltd. - 144A*	4.692		11/14/08	197,843

	Total Australia				197,850

	Belgium (0.3%)
	Cable/Satellite TV
290	Telenet Group Holding NV - 144A*	11.50	††	06/15/14	220,762

	Brazil (1.2%)
	Government Obligations
17	Federal Republic of Brazil	8.875		10/14/19	16,634
379	Federal Republic of Brazil	8.00		04/15/14	377,399
15	Federal Republic of Brazil	11.00		08/17/40	16,714
280	Federal Republic of Brazil	14.50		10/15/09	353,080

	Total Brazil				763,827

	Canada (2.3%)
	Aluminum (0.3%)
170	Novelis, Inc. - 144A*	7.25		02/15/15	167,450

	Broadcasting (0.3%)
187	Canwest Media Inc. - 144A*	8.00		09/15/12	197,327

	Drugstore Chains (0.4%)
45	Jean Coutu Group PJC Inc.	7.625		08/01/12	46,125
220	Jean Coutu Group PJC Inc.	8.50		08/01/14	214,775
					260,900

	Forest Products (0.3%)
175	Tembec Industries Inc.	8.50		02/01/11	166,687

	Other Transportation (0.3%)
130	CHC Helicopter Corp.	7.375		05/01/14	127,237
80	CHC Helicopter Corp. - 144A*	7.375		05/01/14	78,300
					205,537

Pulp & Paper (0.3%)
140	Abitibi-Consolidated Inc.	8.85	08/01/30	131,950
80	Bowater Canada Finance	7.95	11/15/11	83,400
215,350

Telecommunication Equipment (0.2%)
125	Nortel Networks Ltd.	6.125	02/15/06	125,937

Wireless Telecommunications (0.2%)
65	Rogers Wireless Communications Inc.	7.50	03/15/15	67,437
50	Rogers Wireless Communications Inc. - 144A*	8.00	12/15/12	51,625
119,062

Total Canada	1,458,250

Ecuador (0.1%)
Government Obligations
90	Republic of Ecuador	8.00	08/15/30	80,550

France (0.5%)
Chemicals: Specialty (0.2%)
140	Rhodia SA	8.875	06/01/11	136,850

Telecommunications (0.3%)
EUR	120	France Telecom S.A.	7.25	01/28/13	189,031
$25	France Telecom S.A.	8.75	03/01/31	33,003
222,034
Total France	358,884

Germany (0.3%)
Cable/Satellite TV
155	Kabel Deutschland - 144A*	10.625	07/01/14	172,050

Ireland (0.2%)
Investment Managers
150	JSG Funding PLC	9.625	10/01/12	162,000

Israel (0.3%)
Alternative Power Generation
170	Ormat Funding Corp	8.25	12/30/20	171,238

Japan (4.2%)
Government Obligations
JPY	113,000	Japan (Government of)	0.10	04/20/05	1,053,561
178,000	Japan (Government of)	0.50	06/20/06	1,668,590
Total Japan	2,722,151

Luxembourg (0.1%)
Telecommunications
$55	Telecom Italia Capital SpA - 144A*	4.00	01/15/10	52,637
30	Telecom Italia Capital SpA	4.00	11/15/08	29,240
Total Luxembourg	81,877

		Mexico (1.4%)
		Government Obligations (0.8%)
	40	United Mexican States Corp.	8.30		08/15/31	45,900
	305	United Mexican States Corp.	8.375		01/14/11	347,853
	80	United Mexican States Corp.	11.50		05/15/26	121,200
						514,953

		Oil & Gas Production (0.4%)
	80	Pemex Project Funding Master Trust - 144A*	9.50		09/15/27	98,400
	170	Pemex Project Funding Master Trust - 144A*	4.31	**	06/15/10	173,825
						272,225

		Specialty Telecommunications (0.1%)
	90	Satelites Mexicanos SA	10.125		11/1/2004	46,350

		Telecommunications (0.1%)
	100	Axtel SA (Mexico)	11.00		12/15/13	106,250

		Total Mexico				939,778

		Netherlands (0.3%)
		Telecommunications
	65	Deutsche Telekom International Finance Corp.	8.75		06/15/30	85,262
EUR	60	Olivetti Finance NV	7.25		04/24/12	93,242
		Total Netherlands				178,504

		Qatar (0.4%)
		Government Obligation (0.2%)
$100		State of Qatar	9.75		06/15/30	145,620

		Gas Distributors (0.2%)
	105	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*	8.294		03/15/14	121,142

		Total Qatar				266,762

		Russia (1.1%)
		Government Obligations
	70	Federal Republic of Russia	8.25		03/31/10	75,572
	75	Federal Republic of Russia	5.00		03/31/30	76,912
	190	Federal Republic of Russia	12.75		06/24/28	311,731
	201	Federal Republic of Russia	11.00		07/24/18	278,906
		Total Russia				743,121

		Turkey (0.8%)
		Government Obligations
	100	Citigroup Inc. - 144A*+++(Issued 09/17/04)	0.00		02/23/06	128,620
	70	Citigroup Inc. - 144A*+++ (Issued 09/27/04)	0.00		02/23/06	95,361
	90	Republic of Turkey	11.00		01/14/13	109,350
	155	Republic of Turkey	11.50		01/23/12	189,294
		Total Turkey				522,625

		United Kingdom (0.2%)
		Advertising/Marketing Services (0.1%)
	70	WPP Finance (UK) Corp.	5.875		06/15/14	72,507

		Finance/Rental/Leasing (0.1%)
	30	Nationwide Building Society - 144A*	4.25		02/01/10	29,390

		Total United Kingdom				101,897

	Venezuela (0.6%)
	Government Obligations
70	Republic of Venezuela	8.50		10/08/14	69,125
200	Republic of Venezuela	9.375		01/13/34	198,500
120	Republic of Venezuela	9.25		09/15/27	119,460
	Total Venezuela				387,085

	Total Foreign (Cost $9,889,797)				9,866,108

	United States (72.2%)
	Corporate Bonds (40.2%)
	Advertising/Marketing Services (0.1%)
35	Interpublic Group of Companies, Inc. (The)	5.40		11/15/09	33,687

	Aerospace & Defense (0.9%)
165	K&F Acquisition Inc. - 144A*	7.75		11/15/14	160,875
100	Northrop Grumman Corp.	4.079		11/16/06	99,910
45	Raytheon Co.	8.30		03/01/10	51,720
81	Systems 2001 Asset Trust LLC - 144A*	6.664		09/15/13	88,177
154	TRW Automotive, Inc.	9.375		02/15/13	166,320
					567,002

	Air Freight/Couriers (0.1%)
30	Fedex Corp.	2.65		04/01/07	29,085
40	Fedex Corp.	7.25		02/15/11	44,808
					73,893

	Airlines (0.3%)
191	Continental Airlines, Inc.	6.648		09/15/17	181,040
30	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	30,538
					211,578

	Apparel/Footwear (0.4%)
175	Levi Strauss & Co. - 144A*	7.73		04/01/12	172,813
60	Oxford Industries, Inc.	8.875		06/01/11	63,900
					236,713

	Automotive Aftermarket. (0.0%)
30	Cooper Standard Automotive - 144A*	8.375		12/15/14	24,525

	Broadcasting (0.3%)
75	Clear Channel Communications, Inc.	7.65		09/15/10	82,196
74	Salem Communications Holdings Corp. (Series B)	9.00		07/01/11	80,105
					162,301

	Building Products (0.8%)
120	ACIH Inc. - 144A*	11.50	††	12/15/12	85,200
35	Interface Inc.	7.30		04/01/08	34,300
165	Interface Inc.	9.50		02/01/14	174,487
175	Nortek Inc.	8.50		09/01/14	169,750
70	NTK Holdings Inc. - 144A*	0.00		03/01/14	37,625
55	Ply Gem Industries, Inc.	9.00		02/15/12	52,250
					553,612

	Cable/Satellite TV (1.5%)
135	Charter Communications Holdings LLC	10.75		10/01/09	111,375
185	Charter Communications Holdings/Charter Capital	11.75	††	05/15/11	128,575
180	Comcast Cable Communications Inc.	6.75		01/30/11	194,673
85	Comcast Corp.	6.50		01/15/15	91,147
115	Cox Communications, Inc. - 144A*	4.625		01/15/10	111,864
210	Echostar DBS Corp.	6.375		10/01/11	206,850
75	Intelsat Bermuda Ltd. - 144A*	7.805	**	01/15/12	76,500
60	Renaissance Media Group LLC	10.00		04/15/08	60,900
					981,884

	Casino/Gaming (1.2%)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b) (c) (f)	13.50	††	03/01/10	0
115	Harrah’s Operating Co., Inc.	7.875		12/15/05	117,587
150	Isle of Capri Casinos	7.00		03/01/14	149,250
235	MGM Mirage Inc.	6.00		10/01/09	232,944
190	Park Place Entertainment	8.875		09/15/08	208,762
299	Resort At Summerlin LP/Ras Co. (Series B) (a) (c) (f)	13.00	†	12/15/07	0
105	Station Casinos, Inc.	6.50		02/01/14	104,737
					813,280

	Chemicals: Agricultural (0.0%)
14	IMC Global Inc. (Series B)	10.875		06/01/08	16,100

	Chemicals: Major Diversified (0.3%)
55	Huntsman Advanced Materials Corp. - 144A*	11.00		07/15/10	63,387
98	Huntsman ICI Chemicals	10.125		07/01/09	102,410
45	ICI Wilmington Inc.	4.375		12/01/08	44,482
					210,279

	Chemicals: Specialty (2.0%)
161	Equistar Chemical Funding	10.125		09/01/08	178,710
35	Equistar Chemical Funding	10.625		05/01/11	39,462
50	FMC Corp.	10.25		11/01/09	56,000
100	Innophos Inc. - 144A*	8.875		08/15/14	105,500
80	ISP Chemco	10.25		07/01/11	87,000
135	ISP Holdings Inc. (Series B)	10.625		12/15/09	145,125
40	Koppers Industry Inc.	9.875		10/15/13	44,800
175	Millennium America, Inc.	7.00		11/15/06	178,500
79	Millennium America, Inc.	9.25		06/15/08	85,122
100	Nalco Co.	7.75		11/15/11	104,500
115	Nalco Co.	8.875		11/15/13	123,625
160	Rockwood Specialties, Inc.	10.625		05/15/11	178,400
					1,326,744

	Coal (0.1%)
35	Foundation PA Coal Co.	7.25		08/01/14	35,700

	Construction Materials (0.2%)
120	RMCC Acquisition Co. - 144A*	9.50		11/01/12	118,200

	Consumer Sundries (0.1%)
80	Amscan Holdings, Inc.	8.75		05/01/14	78,000

	Consumer/Business Services (0.1%)
50	Muzak LLC/Muzak Finance Corp.	9.875		03/15/09	22,750
30	Muzak LLC/Muzak Finance Corp.	10.00		02/15/09	24,750
					47,500

	Containers/Packaging (1.5%)
90	Graham Packaging Co. - 144A*	9.875		10/15/14	90,450
60	Graham Packaging Co. - 144A*	8.50		10/15/12	60,300
225	Graphic Packaging International Corp.	9.50		08/15/13	239,625
345	Owens-Illinois Inc.	7.50		05/15/10	357,075
95	Pliant Corp.	13.00		06/01/10	80,750
125	Sealed Air Corp. - 144A**	5.625		07/15/13	126,638
					954,838

	Drugstore Chains (0.2%)
15	CVS Corp. - 144A*	6.204		10/10/25	15,358
90	Rite Aid Corp.	7.125		01/15/07	90,450
55	Rite Aid Corp.	8.125		05/01/10	56,100
					161,908

	Electric Utilities (3.6%)
80	AES Corp. (The)	7.75		03/01/14	83,000
11	AES Corp. (The)	8.875		02/15/11	11,962

16	AES Corp. (The)	9.375		09/15/10	17,720
60	AES Corp. (The) - 144A*	9.00		05/15/15	66,300
60	Allegheny Energy, Inc.	7.75		08/01/05	60,600
140	Arizona Public Service Co.	5.80		06/30/14	146,914
65	Cincinnati Gas & Electric Co.	5.70		09/15/12	67,507
65	CMS Energy Corp.	7.50		01/15/09	67,275
75	CMS Energy Corp.	8.50		04/15/11	81,375
60	Consolidated Natural Gas Co.	5.00		12/01/14	58,778
10	Consolidated Natural Gas Co. (Series A)	5.00		03/01/14	9,830
60	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	64,359
75	Detroit Edison Co. - 144A*	4.80		02/15/15	72,867
100	Entergy Gulf States, Inc.	3.31	**	12/01/09	100,469
45	Entergy Gulf States, Inc.	3.60		06/01/08	43,702
80	Exelon Corp.	6.75		05/01/11	87,159
30	IPALCO Enterprises, Inc.	8.625		11/14/11	34,575
135	Monongahela Power Co.	5.00		10/01/06	136,483
115	MSW Energy Holdings/Finance	7.375		09/01/10	117,300
25	MSW Energy Holdings/Finance	8.50		09/01/10	26,375
190	Nevada Power Co.	9.00		08/15/13	214,225
185	Ohio Edison Co.	5.45		05/01/15	185,404
55	Pacific Gas & Electric Co.	6.05		03/01/34	56,670
30	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	29,061
15	PSEG Energy Holdings Inc.	7.75		04/16/07	15,487
100	PSEG Energy Holdings Inc.	8.625		02/15/08	106,000
225	Reliant Energy, Inc.	6.75		12/15/14	210,938
20	South Carolina Electric & Gas Co.	5.30		05/15/33	19,511
30	Southern California Edison Co.	5.00		01/15/14	29,785
20	Texas Eastern Transmission, LP	7.00		07/15/32	23,038
40	TNP Enterprises, Inc.	10.25		04/01/10	42,300
50	TXU Energy Co.	7.00		03/15/13	54,803
35	Wisconsin Electric Power Co.	3.50		12/01/07	34,305
					2,376,077

	Electrical Products (0.1%)
35	Cooper Industries Inc.	5.25		07/01/07	35,648
35	Rayovac Corp. - 144A*	7.375		02/01/15	33,687
					69,335

	Electronic Components (0.1%)
65	Sanmina-SCI Corp. - 144A*	6.75		03/01/13	61,262

	Electronic Equipment/Instruments (0.2%)
140	Xerox Corp.	7.125		06/15/10	145,425

	Environmental Services (0.2%)
25	Allied Waste North America, Inc.	8.50		12/01/08	25,750
60	Allied Waste North America, Inc.	9.25		09/01/12	64,500
50	Allied Waste North America, Inc. (Series B)	8.875		04/01/08	51,938
					142,188

	Finance/Rental/Leasing (1.1%)
35	CIT Group Inc.	2.875		09/29/06	34,381
30	CIT Group, Inc.	3.65		11/23/07	29,383
145	Ford Motor Credit Co.	7.25		10/25/11	143,273
105	Ford Motor Credit Co.	7.375		10/28/09	105,560
135	MBNA America Bank	7.125		11/15/12	150,599
70	MBNA Corp.	6.125		03/01/13	73,959
25	SLM Corp.	4.00		01/15/10	24,277
45	SLM Corp. (Series MTNA)	5.00		10/01/13	44,494
115	United Rentals NA, Inc.	6.50		02/15/12	112,413
					718,339

	Financial Conglomerates (1.7%)
10	Chase Manhattan Corp.	7.00		11/15/09	10,889
40	Citicorp	6.75		08/15/05	40,498

50	Citigroup Inc.	5.625	08/27/12	51,879
20	Citigroup Inc.	5.75	05/10/06	20,387
45	Citigroup Inc.	6.00	02/21/12	47,970
50	Citigroup Inc.	6.625	06/15/32	55,937
85	General Electric Capital Corp. (Series MTNA)	6.75	03/15/32	98,445
20	General Electric Capital Corp.	4.25	12/01/10	19,551
25	General Motors Acceptance Corp.	4.50	07/15/06	24,394
755	General Motors Acceptance Corp.	6.875	09/15/11	684,013
85	General Motors Acceptance Corp.	8.00	11/01/31	74,207
				1,128,170

	Food Retail (0.3%)
41	CA FM Lease Trust - 144A*	8.50	07/15/17	46,384
145	Delhaize America, Inc.	8.125	04/15/11	161,896
				208,280

	Food: Major Diversified (0.4%)
11	Dole Foods Company Inc.	8.875	03/15/11	12,056
25	General Mills Inc.	3.875	11/30/07	24,660
30	Kraft Foods Inc.	5.25	06/01/07	30,557
215	Kraft Foods Inc. (The)	5.625	11/01/11	223,391
				290,664

	Food: Meat/Fish/Dairy (1.0%)
95	Michael Foods Inc. (Series B)	8.00	11/15/13	99,275
160	Pilgrim’s Pride Corp.	9.625	09/15/11	174,400
60	PPC Escrow Corp.	9.25	11/15/13	66,300
65	Smithfield Foods Inc.	7.00	08/01/11	66,869
70	Smithfield Foods Inc.	7.625	02/15/08	72,450
25	Smithfield Foods Inc.	7.75	05/15/13	26,625
130	Smithfield Foods Inc. (Series B)	8.00	10/15/09	138,450
				644,369

	Forest Products (0.1%)
40	Tembec Industries Inc. (Canada)	7.75	03/15/12	36,600
13	Weyerhaeuser Co.	6.125	03/15/07	13,457
				50,057

	Gas Distributors (0.6%)
130	Dynegy Holdings, Inc.	6.875	04/01/11	116,025
130	Dynegy Holdings, Inc. - 144A*	9.875	07/15/10	139,913
120	Nisource Finance Corp.	3.43	11/23/09	120,819
25	Northwest Pipeline Corp.	8.125	03/01/10	26,875
20	Sempra Energy	4.621	05/17/07	20,089
				423,721

	Home Building (0.4%)
80	Tech Olympic USA, Inc.	10.375	07/01/12	88,000
100	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00	07/01/10	104,500
50	Tech Olympic USA, Inc. (Issued 11/27/02)	9.00	07/01/10	52,000
				244,500

	Home Furnishings (0.1%)
40	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	44,603
40	Tempur-Pedic Inc.	10.25	08/15/10	45,100
				89,703

	Hospital/Nursing Management (0.8%)
85	Community Health Systems Inc. - 144A*	6.50	12/15/12	83,300
45	HCA, Inc.	6.30	10/01/12	45,182
85	HCA, Inc.	7.875	02/01/11	92,387
110	Medcath Holdings Corp.	9.875	07/15/12	118,800
65	Tenet Healthcare Corp.	9.875	07/01/14	67,925
115	Tenet Healthcare Corp.	7.375	02/01/13	108,963
				516,557

	Hotels/Resorts/Cruiselines (0.3%)
120	Hyatt Equities LLC - 144A*	6.875	06/15/07	123,999
50	Marriott International, Inc. (Series E)	7.00	01/15/08	53,134
				177,133

	Household/Personal Care (0.2%)
75	Clorox Co. (The) -144A*	3.125	**	12/14/07	75,136
50	Del Laboratories, Inc. - 144A*	8.00		02/01/12	48,250
					123,386

	Industrial Machinery (0.3%)
35	Flowserve Corp.	12.25		08/15/10	38,238
50	Goodman Global Holding Company, Inc. - 144A*	5.76	**	06/15/12	49,750
140	Goodman Global Holding Company, Inc. - 144A*	7.875		12/15/12	128,800
					216,788

	Industrial Specialties (0.7%)
165	Johnsondiversy, Inc.	9.625		05/15/12	178,200
150	Rayovac Corp.	8.50		10/01/13	155,250
115	UCAR Finance, Inc.	10.25		02/15/12	123,625
					457,075

	Insurance Brokers/Services (0.7%)
290	Farmers Exchange Capital - 144A*	7.05		07/15/28	303,701
185	Marsh & McLennan Companies, Inc.	5.875		08/01/33	169,098
					472,799

	Integrated Oil (0.3%)
30	Amerada Hess Corp.	6.65		08/15/11	32,169
115	Amerada Hess Corp.	7.875		10/01/29	137,863
					170,032

	Investment Banks/Brokers (0.5%)
55	Goldman Sachs Group Inc.	6.60		01/15/12	59,600
60	Goldman Sachs Group Inc.	6.875		01/15/11	65,523
180	Refco Finance Holdings - 144A*	9.00		08/01/12	191,700
					316,823

	Major Banks (0.3%)
20	Bank of New York Co., Inc. (The)	5.20		07/01/07	20,402
70	FleetBoston Financial Corp.	7.25		09/15/05	71,189
35	HSBC Finance Corp.	6.75		05/15/11	38,364
70	Wachovia Corp.	4.95		11/01/06	70,899
					200,854

	Managed Health Care (0.6%)
245	Aetna, Inc.	7.875		03/01/11	281,800
90	Health Net, Inc.	9.875		04/15/11	107,279
30	WellPoint Health Networks Inc.	6.375		06/15/06	30,771
					419,850

	Media Conglomerates (0.8%)
120	Time Warner Inc.	7.625		04/15/31	141,406
100	News America Holdings Inc.	7.30		04/30/28	111,754
55	News America Holdings, Inc.	7.75		02/01/24	64,095
30	News America Holdings, Inc.	8.875		04/26/23	38,445
30	News America Inc.	7.125		04/08/28	33,006
100	Time Warner Inc.	6.625		05/15/29	105,390
					494,096

	Medical Distributors (0.2%)
100	AmerisourceBergen Corp.	8.125		09/01/08	107,750

	Medical Specialties (0.3%)
110	Fisher Scientific International, Inc.	8.125		05/01/12	119,900
50	Fisher Scientific International, Inc. - 144A*	6.75		08/15/14	51,000
					170,900

	Medical/Nursing Services (0.6%)
60	Davita Inc. - 144A *	6.625		03/15/13	59,700
25	Davita Inc. - 144A *	7.25		03/15/15	24,625
181	Fresenius Medical Care Capital Trust	7.875		06/15/11	196,838
25	Fresenius Medical Care Capital Trust II (Units) ‡	7.875		02/01/08	26,219
25	National Nephrology Assoc. Inc. - 144A*	9.00		11/01/11	27,844
75	Team Health Inc.	9.00		04/01/12	73,688
					408,914

	Metal Fabrications (0.5%)
60	General Cable Corp.	9.50		11/15/10	66,300
85	Hexcel Corp. - 144A*	6.75		02/01/15	82,238
170	Trimas Corp.	9.875		06/15/12	174,250
					322,788

	Miscellaneous Commercial Services (0.9%)
222	Advanstar Communications, Inc.	10.294	**	08/15/08	230,490
150	Iron Mountain Inc.	7.75		01/15/15	148,875
140	Iron Mountain Inc.	8.625		04/01/13	142,100
90	Vertis Inc. - 144A*	13.50		12/07/09	73,800
					595,265

	Miscellaneous Manufacturing (0.4%)
290	Associated Materials Inc.	11.25	††	03/01/14	203,000
70	Propex Fabrics Inc. - 144A*	10.00		12/01/12	69,650
					272,650

	Motor Vehicles (0.2%)
100	DaimlerChrysler North American Holdings Co.	7.30		01/15/12	109,182

	Movies/Entertainment (0.1%)
65	Marquee Inc. - 144A*	7.044	**	08/15/10	68,250

	Multi-Line Insurance (0.4%)
160	AIG Sun America Global Finance VI - 144A*	6.30		05/10/11	172,112
30	American General Finance Corp. (Series MTNH)	4.625		09/01/10	29,698
45	Hartford Financial Services Group, Inc. (The)	2.375		06/01/06	43,992
15	International Lease Finance Corp.	2.95		05/23/06	14,766
30	International Lease Finance Corp.	3.75		08/01/07	29,612
					290,180

	Oil & Gas Pipelines (1.0%)
260	El Paso Production Holdings	7.75		06/01/13	264,550
95	Pacific Energy Partners/Finance	7.125		06/15/14	98,800
40	Southern Natural Gas	8.875		03/15/10	43,572
205	Williams Companies, Inc. (The)	7.875		09/01/21	224,475
					631,397

	Oil & Gas Production (1.0%)
160	Chesapeake Energy Corp.	7.50		09/15/13	169,600
160	Hilcorp Energy/Finance - 144A*	10.50		09/01/10	178,400
40	Magnum Hunter Resources, Inc.	9.60		03/15/12	45,000
60	Plains E & P Corp.	7.125		06/15/14	63,000
200	Vintage Petroleum, Inc.	7.875		05/15/11	213,000
					669,000

	Oil Refining/Marketing (0.5%)
75	CITGO Petroleum Corp.	6.00		10/15/11	74,438
170	Husky Oil Ltd.	8.90		08/15/28	189,624
65	Tesoro Petroleum Corp.	9.625		04/01/12	71,663
					335,725

	Oilfield Services/Equipment (0.4%)
20	Hanover Compressor Co.	8.625		12/15/10	21,000
50	Hanover Compressor Co.	9.00		06/01/14	53,750
100	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	104,750
60	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	63,600
					243,100

		Other Transportation (0.3%)
	165	Laidlaw International Inc.	10.75		06/15/11	187,688

		Pharmaceuticals: Major (0.3%)
	55	VWR International Inc.	6.875		04/15/12	55,413
	70	VWR International Inc.	8.00		04/15/14	71,225
	90	Warner Chilcott Corp. - 144A*	8.75		02/01/15	90,900
						217,538

		Publishing: Books/Magazines (0.8%)
	50	Houghton Mifflin Co.	11.50	††	10/15/13	35,000
	150	Houghton Mifflin Co.	9.875		02/01/13	155,250
	59	Dex Media East/Finance	12.125		11/15/12	70,210
	95	Dex Media West/Finance	9.875		08/15/13	106,400
	175	PRIMEDIA, Inc.	8.875		05/15/11	183,313
						550,173

		Pulp & Paper (0.6%)
	115	Georgia-Pacific Corp.	8.875		02/01/10	128,944
	560	TJIWI Kimia FN Mauritius	10.00		08/01/04	238,000
						366,944

		Railroads (0.5%)
	25	Burlington North Santa Fe Railway Co.	4.575		01/15/21	24,336
	60	CSX Corp.	2.75		02/15/06	59,323
	60	Norfolk Southern Corp.	7.35		05/15/07	63,629
	30	Union Pacific Corp.	3.625		06/01/10	28,311
	30	Union Pacific Corp.(Series MTNE)	6.79		11/09/07	31,763
	100	Union Pacific Corp. - 144A*	5.214		09/30/14	99,181
						306,543

		Real Estate Investment Trusts (0.1%)
	50	HMH Properties, Inc. (Series B)	7.875		08/01/08	51,250

		Regional Banks (0.2%)
AUD	200	KFW International Inc.	6.25		07/15/05	154,706

		Savings Banks (0.1%)
$25		Household Finance Corp.	4.125		12/15/08	24,574
	15	Household Finance Corp.	6.375		10/15/11	16,226
						40,800

		Specialty Stores (0.9%)
	130	Autonation, Inc.	9.00		08/01/08	143,650
	115	General Nutrition Centers Inc.	8.50		12/01/10	98,325
	150	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	155,250
	210	Sonic Automotive, Inc.	8.625		08/15/13	210,000
						607,225

		Specialty Telecommunications (1.1%)
	85	American Tower Corp.	7.125		10/15/12	85,000
	90	American Tower Corp.	7.50		05/01/12	91,800
	40	PanAmSat Corp.	9.00		08/15/14	42,400
	190	Panamsat Holding Corp. - 144A*	10.375	††	11/01/14	124,450
	125	Qwest Communications International - 144A*	6.294	**	02/15/09	126,563
	140	Qwest Services Corp. - 144A*	13.50		12/15/07	156,450
	433	Rhythms Netconnections, Inc. (a) (c) (f)	12.75		04/15/09	0
	20	U.S. West Communications Corp.	5.625		11/15/08	19,950
	45	U.S. West Communications Corp.	6.625		09/15/05	45,450
						692,063

	Steel (0.4%)
120	Amsted Industries Inc. - 144A*	10.25		10/15/11	131,400
135	United States Steel Corp.	9.75		05/15/10	150,188
					281,588

	Telecommunications (0.7%)
110	Valor Telecom Enterprise LLC - 144A*	7.75		02/15/15	110,000
50	AT&T Corp.	9.75		11/15/31	61,250
184	Exodus Communications, Inc. (a) (c) (f)	11.625		07/15/10	0
185	Primus Telecommunication Group, Inc.	8.00		01/15/14	134,125
120	Sprint Capital Corp.	8.75		03/15/32	156,154
					461,529

	Tobacco (0.2%)
25	Altria Group, Inc.	7.00		11/04/13	26,869
110	Altria Group, Inc.	7.75		01/15/27	125,901
					152,770

	Trucks/Construction/Farm Machinery (0.6%)
175	Caterpillar Financial Services Corp. (Series MTNF)	2.92	**	08/20/07	175,100
122	Manitowoc Inc. (The)	10.50		08/01/12	139,080
60	NMHG Holding Co.	10.00		05/15/09	64,950
					379,130

	Wholesale Distributors (0.4%)
150	Buhrmann US, Inc.	8.25		07/01/14	155,250
115	Nebraska Book Company, Inc.	8.625		03/15/12	111,838
					267,088

	Wireless Telecommunications (1.0%)
70	AT&T Wireless Services, Inc.	8.75		03/01/31	92,629
140	MetroPCS, Inc.	10.75		10/01/11	143,500
75	Rural Cellular Corp.	7.51	**	03/15/10	77,250
120	SBA Communications Corp.	9.75	††	12/15/11	104,100
110	SBA Communications Corp. - 144A*	8.50		12/01/12	114,400
110	Ubiquitel Operating Co. - 144A*	9.875		03/01/11	121,825
					653,704

	Total Corporate Bonds (Cost $27,093,855)				26,361,067

	Mortgage-Backed Securities (4.8%)
	Federal Home Loan Mortgage Corp. (0.5%)
334		7.50		11/01/29-
				06/01/32	357,915

	Federal National Mortgage Assoc. (4.0%)

1,012		6.50		07/01/29- 11/01/33	1,053,198
366		7.00		04/01/31- 05/01/32	386,221
315		7.50		02/01/31- 03/01/32	336,652
667		8.00		02/01/12- 06/01/31	716,144
114		8.50		06/01/30	124,076
					2,616,291
	Government National Mortgage Assoc. (0.3%)
119		7.50		04/15/26- 08/15/29	127,650
38		8.00		02/15/26- 06/15/26	41,148
					168,798

	Total Mortgage-Backed Securities (Cost $3,108,878)				3,143,004

	Asset Backed Securities (1.5%)
	Finance/Rental/Leasing (0.1%)
47	Chase Funding Mortgage	2.96	**	11/25/18	46,872

	Investment Trusts/Mutual Funds(1.4%)
903	Targeted Return 144A*	8.218		08/01/15	939,464

	Total Asset-Backed Securities (Cost $971,131)				986,336

	U.S. Government Agency & Obligations (25.7%)
270	Federal Home Loan Mortgage Corp.	5.125		11/07/13	270,228

	U. S. Treasury Bonds
2,325		6.125		08/15/29	2,739,234
200		6.375		08/15/27	240,352
185		8.125		08/15/21	253,392
1,165	(b)	8.75		05/15/17- 08/15/20	1,637,737
	U. S. Treasury Notes
2,500		3.875		02/15/13	2,413,965
2,450		4.25		08/15/13	2,416,793
3,850		6.75		05/15/05	3,869,404

	U. S. Treasury Strips
700		0.00		02/15/06	680,182
900		0.00		02/15/25	336,004
600		0.00		02/15/27	203,724
3,650		0.00		08/15/17- 08/15/22	1,767,690

	Total U.S. Government Agency & Obligations (Cost $16,612,212)				16,828,705

	Total United States (Cost $47,786,076)				47,319,112

	Total Government & Corporate Bonds (Cost $57,675,873)				57,185,220

	Convertible Bond (0.2%)
	Telecommunications Equipment
130	Nortel Networks Corp. (Canada) (Cost $124,552)	4.25		09/01/08	120,900

	Common Stocks (e) (0.2%)
	Aerospace & Defense — (0.0%)
1,118	Orbital Sciences Corp. (d)				10,822

	Apparel/Footwear Retail (0.0%)
50,166	County Seat Stores Corp. (d) (f)				0

	Casino/Gaming — (0.0%)
787	Fitzgeralds Gaming Corp.+ (f)				0

	Food: Specialty/Candy — (0.0%)
100	SFAC New Holdings Inc.++ (d) (f)	0
18	SFFB New Holdings Inc. (d) (f)	0
		0

	Medical/Nursing Services — (0.0%)
34,888	Raintree Healthcare Corp. (d) (f)	0

	Restaurants — (0.0%)
10,137	Catalina Restaurant Group (d) (f)	20,274

	Specialty Telecommunications — (0.0%)
1,171	Birch Telecom Inc. (d) (f)	12
16,679	PFB Telecom NV (Series B) (d) (f)	0
352	Viatel Holdings Bermuda Ltd. (d)	264
		276

	Textiles — (0.0%)
11,192	U.S. Leather, Inc. (d) (f)	0

	Wireless Telecommunications — (0.2%)
2,475	NII Holdings, Inc. (Class B) (d)	142,313
46	USA Mobility, Inc. (d)	1,490
4,516	Vast Solutions, Inc. (Class B1) (d) (f)	0
4,516	Vast Solutions, Inc. (Class B2) (d) (f)	0
4,516	Vast Solutions, Inc. (Class B3) (d) (f)	0
		143,803
	Total Common Stocks (Cost $3,233,545)	175,175

	Non-Convertible Preferred Stocks (0.4%)
	Broadcasting (0.1%)
8	Paxson Communications Corp.†	60,066

	Electric Utilities (0.3%)
167	TNP Enterprises, Inc. (Series D) †	185,412

	Restaurants (0.0%)
17	Catalina Restaurant Group, Inc. (Units) ‡	15,300

	Total Non-Convertible Preferred Stocks (Cost $277,847)	260,778

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (e) (0.0%)
	Casino/Gaming (0.0%)
9,000	Aladdin Gaming Enterprises, Inc. - 144A* (f)	03/01/10	0
250	Resort At Summerlin LP - 144A* (f)	12/15/07	0
			0

	Electric Utilities (0.0%)
125	TNP Enterprises, Inc. - 144A*	04/01/11	3,875

	Restaurants (0.0%)
4,250	Catalina Restaurant Group (d) (f)	07/10/12	0

	Total Warrants (Cost $3,842)		3,875

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investment (12.3%)
	Repurchase Agreement
$8,050	Joint repurchase agreement account (dated 3/31/05; proceeds $8,050,636) (g) (Cost $8,050,000)	2.845	04/01/05	8,050,000

	Total Investments (Cost $69,365,659) (h) (i)		100.4%	65,795,948

	Liabilities in Excess of Other Assets		(0.4)	(277,957)

	Net Assets		100.0%	65,517,991

*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at March 31, 2005.
+	Resale is restricted; acquired (12/12/98) at a cost basis of $3,549.
++	Resale is restricted; acquired (06/10/99) at a cost basis of $1.
+++	Turkish currency index credit linked unsecured note.
‡	Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a)	Issuer in bankruptcy.
(b)	All or a portion of these securities have been physically segregated in connection with open futures contracts in the amount of $2,050.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)

Securities with total market value equal to $20,286 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)	Collateralized by federal agency and U.S. Treasury obligations.
(h)	Securities have been designated as collateral in an amount equal to $14,490,538 in connection with forward foreign currency contracts and open futures contracts.
(i)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,708,977 and the aggregate gross unrealized depreciation is $5,278,688, resulting in net unrealized depreciation of $3,569,711 .

Bond Insurance:
FSA	Financial Security Assurance Inc.

Futures Contracts Open At March 31, 2005

NUMBER OF	LONG/	DESCRIPTION, DELIVERY MONTH	UNDERLYING FACE	UNREALIZED
CONTRACTS	SHORT	AND YEAR	AMOUNT AT VALUE	APPRECIATION

86	Short	US Treasury Notes 5 Year, Jun. 2005	$(9,210,063)	$105,455

8	Short	US Treasury Notes 10 Year, Jun. 2005	(874,125)	8,849

39	Short	US Treasury Bonds 20 Year, Jun. 2005	(4,343,625)	50,106
Total unrealized appreciation				$164,410

Forward Foreign Currency Contracts Open at March 31, 2005

CONTRACTS				UNREALIZED APPRECIATION
TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	(DEPRECIATION)

AUD	200,000	$156,300	05/23/05	$2,391
EUR	229,953	$300,481	04/26/05	2,394
Total unrealized appreciation				$4,786

Currency Abbreviations

AUD             Australian Dollar.

EUR                 Euro.

JPY                     Japanese Yen.

Morgan Stanley Select Dimensions- Balanced Portfolio

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (65.9%)
	Aerospace & Defense (1.4%)
13,260	Northrop Grumman Corp.	$715,775
17,900	Raytheon Co.	692,730
		1,408,505
	Beverages: Non-Alcoholic (1.0%)
23,500	Coca-Cola Co. (The)	979,245

	Biotechnology (0.5%)
14,700	Chiron Corp.*	515,382

	Broadcasting (1.3%)
35,780	Clear Channel Communications, Inc.	1,233,337

	Chemicals: Major Diversified (3.1%)
60,680	Bayer AG (ADR) (Germany)	2,007,901
20,250	Dow Chemical Co. (The)	1,009,462
		3,017,363
	Computer Processing Hardware (0.6%)
25,500	Hewlett-Packard Co.	559,470

	Department Stores (1.0%)
18,100	Kohl’s Corp.*	934,503

	Discount Stores (1.9%)
10,450	Target Corp.	522,709
26,850	Wal-Mart Stores, Inc.	1,345,454
		1,868,163
	Electric Utilities (2.8%)
15,600	American Electric Power Co., Inc.	531,336
8,360	Consolidated Edison, Inc.	352,625
10,760	Entergy Corp.	760,302
12,090	Exelon Corp.	554,810
13,800	FirstEnergy Corp.	578,910
		2,777,983
	Finance/Rental/Leasing (1.2%)
18,700	Freddie Mac	1,181,840

	Financial Conglomerates (4.7%)
34,600	Citigroup, Inc.	1,554,924
56,466	JP Morgan Chase & Co.	1,953,724
13,210	Prudential Financial, Inc.	758,254
6,500	State Street Corp.	284,180
		4,551,082
	Financial Publishing/Services (0.6%)
17,800	Equifax, Inc.	546,282

	Food: Major Diversified (1.5%)
15,100	Kraft Foods, Inc. (Class A)	499,055
14,300	Unilever N.V. (NY Registered Shares) (Netherlands)	978,406
		1,477,461
	Food: Specialty/Candy (0.8%)
18,900	Cadbury Schweppes PLC (ADR) (United Kingdom)	769,230

	Hotels/Resorts/Cruiselines (0.4%)
5,220	Marriott International, Inc. (Class A)	349,009

	Household/Personal Care (0.9%)
12,940	Kimberly-Clark Corp.	850,546

	Industrial Conglomerates (2.1%)
40,600	General Electric Co.	1,464,036
7,160	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	570,294
		2,034,330
	Industrial Machinery (0.5%)
7,470	Parker-Hannifin Corp.	455,072

	Information Technology Services (0.6%)
4,860	Accenture Ltd. (Class A) (Bermuda)*	117,369
5,270	International Business Machines Corp.	481,573
		598,942
	Integrated Oil (5.5%)
24,550	BP PLC (ADR) (United Kingdom)	1,531,920
10,270	ConocoPhillips	1,107,517
21,310	Exxon Mobil Corp.	1,270,076
24,980	Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)	1,499,799
		5,409,312
	Investment Banks/Brokers (3.9%)
2,300	Goldman Sachs Group, Inc. (The)	252,977
17,000	Lehman Brothers Holdings, Inc.	1,600,720
24,400	Merrill Lynch & Co., Inc.	1,381,040
53,300	Schwab (Charles) Corp. (The)	560,183
		3,794,920
	Life/Health Insurance (0.2%)
17,800	Aegon N.V. (NY Registered Shares) (Netherlands)	239,588

	Major Banks (1.5%)
21,760	Bank of America Corp.	959,616
8,920	PNC Financial Services Group	459,202
		1,418,818
	Major Telecommunications (2.1%)
20,500	France Telecom S.A. (ADR) (France)	612,335
17,970	Sprint Corp. (Fon Group)	408,817
31,820	Verizon Communications, Inc.	1,129,610
		2,150,762
	Managed Health Care (1.1%)
11,800	CIGNA Corp.	1,053,740

	Media Conglomerates (3.3%)
41,940	Disney (Walt) Co. (The)	1,204,936
94,460	Time Warner, Inc.*	1,657,773
11,000	Viacom Inc. (Class B) (Non-Voting)	383,130
		3,245,839
	Medical Specialties (1.1%)
6,800	Applera Corp. - Applied Biosystems Group	134,232
12,210	Bausch & Lomb, Inc.	894,993
		1,029,225
	Motor Vehicles (1.5%)
57,940	Honda Motor Co., Ltd. (ADR) (Japan)	1,450,818

	Multi-Line Insurance (0.9%)
13,310	Hartford Financial Services Group, Inc. (The)	912,534

	Oil Refining/Marketing (0.9%)
12,360	Valero Energy Corp.	905,617

	Oilfield Services/Equipment (1.3%)
18,350	Schlumberger Ltd. (Netherlands Antilles)	1,293,308

	Packaged Software (0.6%)
29,200	Symantec Corp.*	622,836

	Pharmaceuticals: Major (7.9%)
79,400	Bristol-Myers Squibb Co.	2,021,524
12,200	GlaxoSmithKline PLC (ADR) (United Kingdom)	560,224
16,200	Lilly (Eli) & Co.	844,020
24,740	Roche Holdings Ltd. (ADR) (Switzerland)	1,338,434
18,000	Sanofi-Aventis (ADR) (France)	762,120

72,130	Schering-Plough Corp.	1,309,159
21,670	Wyeth	914,041
		7,749,522
	Precious Metals (1.0%)
22,030	Newmont Mining Corp.	930,767

	Property - Casualty Insurers (2.2%)
15,770	Chubb Corp. (The)	1,250,088
25,446	St. Paul Travelers Companies, Inc. (The)	934,632
		2,184,720
	Railroads (0.9%)
25,040	Norfolk Southern Corp.	927,732

	Restaurants (0.3%)
10,710	McDonald’s Corp.	333,509

	Semiconductors (1.0%)
23,350	Intel Corp.	542,420
38,700	Micron Technology, Inc.*	400,158
		942,578
	Telecommunication Equipment (0.6%)
37,350	Motorola, Inc.	559,129

	Tobacco (0.8%)
12,230	Altria Group, Inc.	799,720

	Wireless Telecommunications (0.4%)
14,500	Nextel Communications, Inc. (Class A)*	412,090

	TOTAL COMMON STOCKS
	(Cost $52,058,168)	64,474,829

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	CORPORATE BONDS (8.4%)
	Advertising/Marketing Services (0.1%)
$20	WPP Finance (UK) Corp.	5.875	06/15/14	20,716
30	WPP Finance (UK) Corp. - 144A** (United Kingdom)	5.875	06/15/14	31,074
				51,790
	Aerospace & Defense (0.2%)
55	Northrop Grumman Corp.	4.079	11/16/06	54,950
25	Raytheon Co.	8.30	03/01/10	28,733
117	Systems 2001 Asset Trust LLC - 144A** (Cayman Islands)	6.664	09/15/13	126,975
				210,658
	Air Freight/Couriers (0.0%)
50	Fedex Corp.	2.65	04/01/07	48,475

	Airlines (0.2%)
108	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	115,375
45	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	45,806
				161,181
	Beverages: Alcoholic (0.1%)
75	Miller Brewing Co. - 144A**	4.25	08/15/08	74,319

	Broadcasting (0.1%)
50	Clear Channel Communications, Inc.	7.65	09/15/10	54,797

	Cable/Satellite TV (0.2%)
10	Comcast Cable Communications, Inc.	6.75	01/30/11	10,815
55	Comcast Corp.	6.50	01/15/15	58,978
10	Comcast Corp.	7.625	02/15/08	10,693
65	Cox Communications, Inc. - 144A**	4.625	01/15/10	63,228
55	TCI Communications, Inc.	7.875	02/15/26	67,287
				211,001
	Chemicals: Major Diversified (0.0%)
40	ICI Wilmington, Inc.	4.375	12/01/08	39,540

	Containers/Packaging (0.1%)
70	Sealed Air Corp. - 144A**	5.625	07/15/13	70,917

	Drugstore Chains (0.2%)
180	CVS Corp.	5.625	03/15/06	182,709
15	CVS Corp. - 144A**	6.204	10/10/25	15,358
				198,067
	Electric Utilities (1.0%)
70	Arizona Public Service Co.	5.80	06/30/14	73,457
20	Arizona Public Service Co.	6.75	11/15/06	20,754
70	Carolina Power & Light Co.	5.125	09/15/13	70,160
15	CC Funding Trust I	6.90	02/16/07	15,676
35	Cincinnati Gas & Electric Co.	5.70	09/15/12	36,350
40	Consolidated Natural Gas Co.	5.00	12/01/14	39,185
15	Consolidated Natural Gas Co. (Series A)	5.00	03/01/14	14,745
60	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	64,359
45	Consumers Energy Co.	4.80	02/17/09	45,075
70	Detroit Edison Co. (The)	6.125	10/01/10	74,529
45	Entergy Gulf States, Inc.	3.31	12/01/09	45,211
30	Entergy Gulf States, Inc.	3.60	06/01/08	29,134
50	Exelon Corp.	6.75	05/01/11	54,474
95	FPL Group Capital, Inc.	3.25	04/11/06	94,429
45	Ohio Edison Co.	5.45	05/01/15	45,098
75	Pacific Gas & Electric Co.	6.05	03/01/34	77,277
15	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	14,530
45	Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	45,080
20	South Carolina Electric & Gas Co.	5.30	05/15/33	19,511
15	Southern California Edison Co.	5.00	01/15/14	14,893
20	Texas Eastern Transmission, LP	7.00	07/15/32	23,038
25	Wisconsin Electric Power Co.	3.50	12/01/07	24,503
				941,468
	Electrical Products (0.1%)
70	Cooper Industries, Inc.	5.25	07/01/07	71,295

	Finance/Rental/Leasing (0.5%)
55	CIT Group, Inc.	2.875	09/29/06	54,028
25	CIT Group, Inc.	7.375	04/02/07	26,449
105	Countrywide Home Loans, Inc. (Series MTN)	3.25	05/21/08	100,580
10	Ford Motor Credit Co.	7.25	10/25/11	9,881
110	MBNA Corp.	6.125	03/01/13	116,221
60	Nationwide Building Society - 144A** (United Kingdom)	4.25	02/01/10	58,781
60	SLM Corp.	4.00	01/15/10	58,264
75	SLM Corp. (Series MTNA)	5.00	10/01/13	74,157
				498,361
	Financial Conglomerates (1.0%)
105	Bank One Corp. (Series MTNA)	6.00	02/17/09	109,880
95	Chase Manhattan Corp.	6.00	02/15/09	99,525
40	Citicorp	6.75	08/15/05	40,498
90	Citigroup Inc.	5.625	08/27/12	93,383
60	Citigroup Inc.	5.75	05/10/06	61,161
90	Citigroup Inc.	6.00	02/21/12	95,939
40	General Electric Capital Corp.	4.25	12/01/10	39,102
115	General Electric Capital Corp. (Series MTNA)	6.75	03/15/32	133,190
35	General Motors Acceptance Corp.	4.50	07/15/06	34,152
265	General Motors Acceptance Corp.	6.875	09/15/11	240,084
				946,914
	Food: Major Diversified (0.1%)
20	General Mills, Inc.	3.875	11/30/07	19,728
25	Kraft Foods, Inc.	5.25	06/01/07	25,464
40	Kraft Foods, Inc. (The)	5.625	11/01/11	41,561
				86,753
	Forest Products (0.0%)
30	Weyerhaeuser Co.	6.00	08/01/06	30,759
11	Weyerhaeuser Co.	6.125	03/15/07	11,387
				42,146
	Gas Distributors (0.1%)
45	Nisource Finance Corp.	3.43	11/23/09	45,307
65	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	8.294	03/15/14	74,993

15	Sempra Energy	4.621	05/17/07	15,067
				135,367
	Home Furnishings (0.0%)
35	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	39,028

	Hotels/Resorts/Cruiselines (0.2%)
70	Hyatt Equities LLC - 144A**	6.875	06/15/07	72,333
110	Marriott International, Inc. (Series E)	7.00	01/15/08	116,896
				189,229
	Household/Personal Care (0.1%)
85	Clorox Co. (The) -144A**	3.125	12/14/07	85,154

	Industrial Conglomerates (0.1%)
80	Hutchison Whampoa International Ltd. - 144A** (Cayman Islands)	6.50	02/13/13	84,591
50	Textron Financial Corp.	4.125	03/03/08	49,672
				134,263
	Insurance Brokers/Services (0.3%)
200	Farmers Exchange Capital - 144A**	7.05	07/15/28	209,449
110	Marsh & McLennan Companies, Inc.	5.375	07/15/14	105,719
				315,168
	Integrated Oil (0.1%)
25	Amerada Hess Corp.	6.65	08/15/11	26,807
30	Amerada Hess Corp.	7.875	10/01/29	35,964
				62,771
	Investment Banks/Brokers (0.2%)
50	Goldman Sachs Group, Inc.	5.25	10/15/13	49,755
30	Goldman Sachs Group, Inc.	6.60	01/15/12	32,509
95	Goldman Sachs Group, Inc.	6.875	01/15/11	103,745
				186,009
	Life/Health Insurance (0.1%)
100	John Hancock Financial Services, Inc.	5.625	12/01/08	103,707

	Major Banks (0.1%)
30	Bank of New York Co., Inc. (The)	5.20	07/01/07	30,604
65	FleetBoston Financial Corp.	7.25	09/15/05	66,104
35	HSBC Finance Corp.	6.75	05/15/11	38,364
				135,072
	Major Telecommunications (0.5%)
85	Deutsche Telekom International Finance Corp. (Netherlands)	8.75	06/15/30	111,496
35	France Telecom S.A. (France)	8.75	03/01/31	46,204
20	Sprint Capital Corp.	8.75	03/15/32	26,026
60	Telecom Italia Capital SpA - 144A** (Italy)	4.00	01/15/10	57,423
45	Telecom Italia Capital SpA (Italy)	4.00	11/15/08	43,860
160	Verizon New England, Inc.	6.50	09/15/11	171,522
				456,531
	Managed Health Care (0.2%)
130	Aetna, Inc.	7.875	03/01/11	149,527
60	WellPoint Health Networks, Inc.	6.375	06/15/06	61,543
5	WellPoint, Inc. - 144A**	3.75	12/14/07	4,910
				215,980
	Media Conglomerates (0.3%)
35	AOL Time Warner, Inc.	7.70	05/01/32	41,682
80	News America Holdings, Inc.	7.28	06/30/28	89,357
30	News America Holdings, Inc.	7.75	02/01/24	34,961
90	Time Warner, Inc.	6.625	05/15/29	94,851
				260,851
	Motor Vehicles (0.2%)
35	DaimlerChrysler North American Holdings Co.	7.30	01/15/12	38,214
35	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	42,356
105	Ford Motor Co.	7.45	07/16/31	95,238
55	General Motors Corp.	8.375	07/15/33	47,179
				222,987
	Multi-Line Insurance (0.4%)
180	AIG Sun America Global Finance VI - 144A**	6.30	05/10/11	193,625
90	American General Finance Corp. (Series MTNH)	4.625	09/01/10	89,093
20	AXA Financial, Inc.	6.50	04/01/08	21,172
30	Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	29,328
30	International Lease Finance Corp.	3.75	08/01/07	29,612
				362,830

	Oil & Gas Production (0.3%)
30	Kerr-McGee Corp.	6.625	10/15/07	31,096
40	Pemex Project Funding Master Trust	7.375	12/15/14	42,900
210	Pemex Project Funding Master Trust	8.625	02/01/22	239,138
				313,134
	Property - Casualty Insurers (0.2%)
200	Mantis Reef Ltd. - 144A** (Australia)	4.692	11/14/08	197,843

	Pulp & Paper (0.1%)
50	Sappi Papier Holding AG - 144A**(Austria)	6.75	06/15/12	54,313

	Railroads (0.2%)
45	Burlington North Santa Fe Railway Co.	4.575	01/15/21	43,805
35	CSX Corp.	2.75	02/15/06	34,605
25	CSX Corp.	9.00	08/15/06	26,544
20	Norfolk Southern Corp.	7.35	05/15/07	21,210
10	Union Pacific Corp.	6.65	01/15/11	10,863
25	Union Pacific Corp.	6.79	11/09/07	26,469
				163,496
	Real Estate Development (0.2%)
176	World Financial Properties - 144A**	6.91	09/01/13	189,128

	Real Estate Investment Trusts (0.0%)
10	EOP Operating LP	4.75	03/15/14	9,394
25	EOP Operating LP	6.763	06/15/07	26,143
				35,537
	Regional Banks (0.1%)
120	Marshall & Isley Bank (Series BKNT)	3.80	02/08/08	118,131

	Savings Banks (0.3%)
40	Household Finance Corp.	4.125	12/15/08	39,319
50	Household Finance Corp.	5.875	02/01/09	52,072
25	Household Finance Corp.	6.375	10/15/11	27,044
65	Household Finance Corp.	6.40	06/17/08	68,582
55	Washington Mutual Bank	5.50	01/15/13	56,216
45	Washington Mutual, Inc.	8.25	04/01/10	51,100
				294,333
	Tobacco (0.1%)
45	Altria Group, Inc.	7.00	11/04/13	48,365
60	Altria Group, Inc.	7.75	01/15/27	68,673
				117,038
	Trucks/Construction/Farm Machinery (0.1%)
95	Caterpillar Financial Services Corp. (Series MTNF)	2.92	08/20/07	95,054
20	Caterpillar Financial Services Corp. (Series MTNF)	3.625	11/15/07	19,681
				114,735
	Wireless Telecommunications (0.0%)
30	AT&T Wireless Services, Inc.	8.75	03/01/31	39,698

	TOTAL CORPORATE BONDS
	(Cost $8,037,157)			8,250,015

	FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
150	United Mexican States (Mexico)	8.30	08/15/31	172,125
15	United Mexican States (Mexico)	8.375	01/14/11	17,107
10	United Mexican States (Series MTNA) (Mexico)	8.00	09/24/22	11,375

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS
	(Cost $199,468)			200,607

	MORTGAGE-BACKED SECURITIES (1.8%)
	Federal Home Loan Mortgage Corp.
280		6.50	03/01/33	291,464
272		7.50	09/01/25 - 06/01/32	296,395
	Federal National Mortgage Assoc.
295		6.50	01/01/32	307,037
195		7.00	05/01/31 - 09/01/32	205,745
139		7.50	08/01/29 - 01/01/31	148,699

397		8.00	12/01/28 - 01/01/32	427,363
84	Government National Mortgage Association	7.50	08/15/23 - 10/15/29	90,158

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost $1,744,637)			1,766,861

	U.S. GOVERNMENT AGENCIES & OBLIGATIONS (16.0%)
290	Federal Home Loan Mortgage Corp.	5.125	11/07/13	290,245
1,575	Federal National Mortgage Assoc.++	4.25	05/15/09	1,565,804
	U.S. Treasury Bonds
1,075		5.50	08/15/28	1,168,139
1,540		7.625	02/15/25	2,075,332
200		8.125	08/15/19	269,133
1,590		8.125	08/15/21	2,177,804
200		8.50	02/15/20	278,352
85		6.375	08/15/27	102,149
	U.S. Treasury Notes
1,675		3.875	02/15/13	1,617,357
4,725		4.25	08/15/13	4,660,957
425		8.75	08/15/20	606,156
	U.S. Treasury Strips
1,700		0.00	02/15/25	634,675
160		0.00	02/15/25	59,503
425		0.00	02/15/27	144,305

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
	(Cost $15,427,604)			15,649,911

	ASSET-BACKED SECURITIES (2.3%)
	Finance/Rental/Leasing
150	American Express Credit Account Master Trust 2002-3 A	2.92	12/15/09	150,403
300	American Express Credit Account Master Trust 2003-3 A	2.92	11/15/10	300,871
52	Asset Backed Funding Certificates 2004-HE1 A1	2.98	06/25/22	52,435
100	Capital Auto Receivables Asset Trust 2004-2 A	3.35	02/15/08	98,775
215	Chase Credit Card Master Trust 2001-4 A	5.50	11/17/08	219,444
200	Citibank Credit Card Issuance Trust 2000-A1 A1	6.90	10/15/07	203,691
100	CNH Equipment Trust 2005-A A3	4.02	04/15/09	99,633
150	GE Dealer Floorplan Master Note Trust 2004-1 A	2.90	07/20/08	150,082
200	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76	12/17/12	197,421
100	MBNA Master Credit Card Trust	5.90	08/15/11	105,271
50	TXU Electric Delivery Transition Bond Company LLC 2004-1 A2	4.81	11/17/14	49,921
200	USAA Auto Owner Trust 2004-2 A-4	3.58	02/15/11	197,110
200	USAA Auto Owner Trust 2004-3 A3	3.16	02/17/09	197,244
125	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	124,238
125	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	124,549

	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,275,304)			2,271,088

	SHORT-TERM INVESTMENTS (7.3%)
	U.S. GOVERNMENT OBLIGATIONS (a) (1.5%)
200	U.S. Treasury Bill ***	2.198	07/14/05	198,372
	U.S. Treasury Notes
900		5.625	02/15/06	917,895
300		6.75	05/15/05	301,512

	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost $1,421,537)			1,417,779

	REPURCHASE AGREEMENT (5.8%)
5,643	Joint repurchase agreement account (dated 3/31/05; proceeds $5,643,446) (b) (Cost $5,643,000)	2.845	04/01/05	5,643,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,064,537)			7,060,779

TOTAL INVESTMENTS
(Cost $86,806,875) (c) (d)	101.9%	99,674,090
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.9)	(1,896,570)
NET ASSETS	100.0%	$97,777,520

ADR	American Depository Receipt.
FSA	Financial Security Assurance.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security is physically segregated in connection with open futures contracts in the amount of $67,550.
†	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.
++	Security purchased on a forward commitment basis.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $9,378,307 in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,435,879 and the aggregate gross unrealized depreciation is $1,702,338 , resulting in net unrealized appreciation of $12,733,541.

Futures Contracts Open at March 31, 2005:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

44		U.S Treasury Bond
	Short	20 Year June 2005	$(4,900,500)	$51,889
2		U.S Treasury Note
	Long	10 Year June 2005	218,531	(2,598)
25		U.S Treasury Note
	Short	5 Year June 2005	(2,677,344)	(2,724)
	Net unrealized appreciation			$46,567

Morgan Stanley Select Dimensions - Utilities Portfolio

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (94.9%)
	Electric Utilities (49.7%)
115,000	AES Corp. (The)*	$1,883,700
60,000	Allegheny Energy, Inc.*	1,239,600
30,000	American Electric Power Co., Inc.	1,021,800
44,500	Cinergy Corp.	1,803,140
35,000	Constellation Energy Group, Inc.	1,809,500
25,000	Dominion Resources, Inc.	1,860,750
66,710	Duke Energy Corp.	1,868,547
65,000	Edison International	2,256,800
50,000	El Paso Electric Co.*	950,000
32,500	Entergy Corp.	2,296,450
50,000	Exelon Corp.	2,294,500
60,000	FPL Group, Inc.	2,409,000
36,000	NSTAR	1,954,800
60,000	PG&E Corp.	2,046,000
29,400	Pinnacle West Capital Corp.	1,249,794
55,000	PNM Resources Inc.	1,467,400
40,000	PPL Corp.	2,159,600
50,000	Reliant Energy, Inc.*	569,000
54,000	SCANA Corp.	2,063,880
42,000	Southern Co. (The)	1,336,860
30,000	TXU Corp.	2,388,900
40,000	Wisconsin Energy Corp.	1,420,000
		38,350,021
	Electrical Products (1.9%)
60,000	American Superconductor Corp.*	598,800
37,000	Energy Conversion Devices, Inc.*	841,010
		1,439,810
	Energy (23.6%)
35,000	AGL Resources, Inc.	1,222,550
42,000	Burlington Resources, Inc.	2,102,940
100,000	Dynegy, Inc. (Class A)*	391,000
35,600	KeySpan Corp.	1,387,332
25,000	Kinder Morgan, Inc.	1,892,500
64,500	MDU Resources Group, Inc.	1,781,490
36,000	New Jersey Resources Corp.	1,567,080
60,000	NRG Energy Inc.**	2,049,000
40,000	Sempra Energy	1,593,600
40,000	Questar Corp.	2,370,000
100,000	Williams Companies, Inc. (The)	1,881,000
		18,238,492

	Industrial Machinery (0.4%)
35,000	FuelCell Energy, Inc.*	349,300

	Telecommunications (19.3%)
29,160	ALLTEL Corp.	1,599,426
120,000	American Tower Corp. (Class A)*	2,187,600
52,500	BellSouth Corp.	1,380,225
30,625	CenturyTel, Inc.	1,005,725
50,000	Citizens Communications Co.	647,000
50,000	Nextel Communications, Inc. (Class A)*	1,421,000
30,000	PANAMSAT HOLDING CORP	510,000
75,000	SBA Communications Corp.*	687,000

45,272	SBC Communications, Inc.	1,072,494
105,000	Sprint Corp. (Fon Group)	2,388,750
25,394	Verizon Communications Inc.	901,487
40,000	Vodafone Group PLC (ADR (United Kingdom)	1,062,400
		14,863,107

	TOTAL COMMON STOCKS
	(Cost $45,660,948)	73,240,730

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (2.2%)
	Electric Utilities (1.1%)
$45	Appalachian Power Co. (Series G)	3.60	05/15/08	43,700
55	Carolina Power & Light Co.	5.125	09/15/13	55,125
45	Cleco Power LLC	5.375	05/01/13	43,991
60	Commonwealth Edison Co. (Series 98)	6.15	03/15/12	64,951
35	Consolidated Natural Gas Co. (Series B)	5.375	11/01/06	35,651
30	Duke Energy Corp.	4.50	04/01/10	29,721
35	Duquesne Light Co. (Series O)	6.70	04/15/12	38,552
10	Entergy Gulf States, Inc.	3.31	12/01/09	10,047
10	Entergy Gulf States, Inc.	3.60	06/01/08	9,711
45	Exelon Corp.	6.75	05/01/11	49,027
25	FirstEnergy Corp. (Series B)	6.45	11/15/11	26,412
15	Indianapolis Power & Light Co. - 144A**	6.30	07/01/13	15,814
60	Jersey Central Power & Light Co. (Series MTN)	6.45	05/15/06	61,506
20	Pacific Gas & Electric Co.	6.05	03/01/34	20,607
15	Panhandle Eastern Pipe Line Co.	4.80	08/15/08	15,019
10	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	9,687
65	Pinnacle West Capital Corp.	6.40	04/01/06	65,922
55	Public Service Co. of New Mexico (Series B)	7.50	08/01/18	62,624
50	Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	50,088
10	Southern California Edison Co.	5.00	01/15/14	9,928
65	Texas-New Mexico Power Co.	6.25	01/15/09	67,761
30	TXU Energy Co.	7.00	03/15/13	32,882
				818,726

	Telecommunications (1.1%)
20	AT&T Corp.	9.05	11/15/11	22,825
60	AT&T Wireless Services, Inc.	7.875	03/01/11	68,325
35	AT&T Wireless Services, Inc.	8.75	03/01/31	46,315
60	Bellsouth Corp.	4.20	09/15/09	58,688
30	British Telecommunications PLC (United Kingdom)	8.375	12/15/10	34,894
85	Deutsche Telekom International Finance Corp. (Netherlands)	8.75	06/15/30	111,496
60	France Telecom S.A. (France)	8.75	03/01/31	79,206
180	GTE Corp.	7.90	02/01/27	193,834
30	SBC Communications, Inc.	5.75	05/02/06	30,556
20	SBC Communications, Inc.	6.45	06/15/34	20,888
35	Sprint Capital Corp.	8.375	03/15/12	40,960
35	Sprint Capital Corp.	8.75	03/15/32	45,545
65	Telecom Italia Capital SpA (Luxembourg)	4.00	11/15/08	63,353
50	Vodafone Airtouch PLC (United Kingdom)	7.75	02/15/10	56,529
				873,414

	TOTAL CORPORATE BONDS
	(Cost $1,620,438)			1,692,140

	U.S. GOVERNMENT OBLIGATIONS (0.1%)
100	U.S. Treasury Strip	0.00	02/15/25	37,334
30	U.S. Treasury Bond	6.125	08/15/29	35,345
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost $67,989)			72,679

	SHORT-TERM INVESTMENT (3.4%)
	REPURCHASE AGREEMENT
2,615	Joint repurchase agreement account (dated 03/31/05; proceeds $2,615,207 (a)
	(Cost $2,615,000)	2.845	04/01/05	2,615,000

	TOTAL INVESTMENTS
	(Cost $49,964,375 (b)		100.6%	77,620,549
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.6)	(448,016)
	NET ASSETS		100.0%	$77,172,533

ADR                       American Depository Receipt.

*                                         Non-income producing security.

**                                  Resale is restricted to qualified institutional investors.

(a)                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $ 27,824,445  and the aggregate gross unrealized depreciation is $ 174,138, resulting in net unrealized appreciation of $ 27,650,307.

Morgan Stanley Select Dimensions - Dividend Growth Portfolio

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.8%)
	Aerospace & Defense (0.8%)
51,500	Northrop Grumman Corp.	$2,779,970

	Aluminum (0.7%)
79,600	Alcoa, Inc.	2,419,044

	Apparel/Footwear (1.7%)
96,500	V.F. Corp.	5,707,010

	Auto Parts: O.E.M. (1.2%)
70,900	Johnson Controls, Inc.	3,953,384

	Beverages: Non-Alcoholic (1.5%)
123,300	Coca-Cola Co. (The)	5,137,911

	Biotechnology (0.7%)
42,800	Amgen Inc.*	2,491,388

	Cable/Satellite TV (0.7%)
68,900	Comcast Corp. (Special Class A)*	2,301,260

	Casino/Gaming (0.5%)
40,771	Las Vegas Sands Corp.*	1,834,695

	Chemicals: Agricultural (1.0%)
55,400	Monsanto Co.	3,573,300

	Chemicals: Major Diversified (1.9%)
126,600	Dow Chemical Co. (The)	6,311,010

	Computer Communications (1.2%)
182,600	Juniper Networks, Inc.*	4,028,156

	Computer Processing Hardware (2.1%)
57,200	Apple Computer, Inc.*	2,383,524
124,600	Dell, Inc.*	4,787,132
		7,170,656
	Data Processing Services (1.6%)
137,500	First Data Corp.	5,405,125

	Discount Stores (3.1%)
211,700	Target Corp.	10,589,234

	Drugstore Chains (2.1%)
136,800	CVS Corp.	7,198,416

	Electric Utilities (3.6%)
196,400	Exelon Corp.	9,012,796
85,000	FPL Group, Inc.	3,412,750
		12,425,546
	Finance/Rental/Leasing (2.0%)
26,800	Freddie Mac	1,693,760
214,700	MBNA Corp.	5,270,885
		6,964,645

	Financial Conglomerates (3.7%)
165,200	Citigroup, Inc.	7,424,088
92,800	JPMorgan Chase & Co.	3,210,880
22,000	UBS AG (ADR) (Switzerland)*	1,856,800
		12,491,768
	Food: Major Diversified (3.0%)
192,200	PepsiCo, Inc.	10,192,366

	Home Improvement Chains (1.7%)
148,200	Home Depot, Inc. (The)	5,667,168

	Household/Personal Care (4.6%)
156,400	Avon Products, Inc.	6,715,816
167,600	Procter & Gamble Co. (The)	8,882,800
		15,598,616
	Industrial Conglomerates (10.4%)
139,800	3M Co.	11,979,462
280,900	General Electric Co.	10,129,254
48,600	Tyco International Ltd. (Bermuda)	1,642,680
116,100	United Technologies Corp.	11,802,726
		35,554,122
	Information Technology Services (2.6%)
96,800	International Business Machines Corp.	8,845,584

	Integrated Oil (6.7%)
164,800	BP PLC (ADR) (United Kingdom)	10,283,520
208,600	Exxon Mobil Corp.	12,432,560
		22,716,080
	Internet Software/Services (0.6%)
62,700	Yahoo!, Inc.*	2,125,530

	Investment Banks/Brokers (4.3%)
47,400	Goldman Sachs Group, Inc. (The)	5,213,526
21,900	Lehman Brothers Holdings Inc.	2,062,104
130,300	Merrill Lynch & Co., Inc.	7,374,980
		14,650,610
	Investment Managers (1.5%)
177,700	Mellon Financial Corp.	5,071,558

	Life/Health Insurance (1.6%)
26,200	AFLAC, Inc.	976,212
100,600	Lincoln National Corp.	4,541,084
		5,517,296
	Major Banks (4.5%)
326,000	Bank of America Corp.	14,376,600
16,400	Comerica, Inc.	903,312
		15,279,912
	Major Telecommunications (2.1%)
198,300	Verizon Communications Inc.	7,039,650

	Managed Health Care (2.7%)
88,000	Caremark Rx, Inc.*	3,500,640
58,600	UnitedHealth Group, Inc.	5,589,268
		9,089,908
	Medical Specialties (1.6%)
39,800	Fisher Scientific International, Inc.	2,265,416
65,900	Medtronic, Inc.	3,357,605
		5,623,021
	Motor Vehicles (0.3%)
17,600	Harley-Davidson, Inc.	1,016,576

	Office Equipment/Supplies (2.3%)
174,300	Pitney Bowes, Inc.	7,864,416

	Oil & Gas Production (0.9%)
98,400	XTO Energy Inc.	3,231,456

	Oilfield Services/Equipment (2.1%)
96,200	Halliburton Co.	4,160,650
44,400	Schlumberger Ltd. (Netherlands Antilles)	3,129,312
		7,289,962
	Packaged Software (2.3%)
245,100	Microsoft Corp.	5,924,067
47,000	SAP AG (ADR) (Germany)	1,883,760
		7,807,827
	Pharmaceuticals: Major (6.9%)
48,200	Abbott Laboratories	2,247,084
156,100	Bristol-Myers Squibb Co.	3,974,306
86,300	Johnson & Johnson	5,795,908
169,260	Pfizer, Inc.	4,446,460
164,400	Wyeth	6,934,392
		23,398,150
	Property - Casualty Insurers (0.1%)
4,300	Progressive Corp. (The)	394,568

	Railroads (0.6%)
40,400	Burlington Northern Santa Fe Corp.	2,178,772

	Semiconductors (2.8%)
244,400	Intel Corp.	5,677,412
53,200	Marvell Technology Group, Ltd. (Bermuda)*	2,039,688
76,900	Texas Instruments Inc.	1,960,181
		9,677,281
	Telecommunication Equipment (0.8%)
71,000	QUALCOMM, Inc.	2,602,150

	Trucks/Construction/Farm Machinery (0.7%)
34,600	Deere & Co.	2,322,698

	TOTAL COMMON STOCKS
	(Cost $254,408,164)	333,537,795

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.6%)
	Repurchase Agreement
$8,821	Joint repurchase agreement account 2.845% due 04/01/05 (dated 03/31/05; proceeds $8,821,697) (a)
	(Cost $8,821,000)		8,821,000

	TOTAL INVESTMENTS
	(Cost $263,229,164) (b)	100.4%	342,358,795
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(1,264,386)
	NET ASSETS	100.0%	$341,094,409

ADR                       American Depositary Receipt.

*                                         Non-income producing security.

(a)                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $ 82,946,936 and the aggregate gross unrealized depreciation is $ 3,817,305, resulting in net unrealized appreciation of $ 79,129,631 ..

Morgan Stanley Select Dimensions - Equally-Weighted S&P 500

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.2%)
	Advertising/Marketing Services (0.4%)
36,133	Interpublic Group of Companies, Inc. (The) *	$443,713
4,828	Omnicom Group, Inc.	427,375
		871,088
	Aerospace & Defense (1.6%)
7,434	Boeing Co.	434,592
4,008	General Dynamics Corp.	429,056
11,217	Goodrich Corp.	429,499
5,621	L-3 Communications Holdings, Inc.	399,203
7,017	Lockheed Martin Corp.	428,458
8,112	Northrop Grumman Corp.	437,886
11,034	Raytheon Co.	427,016
9,071	Rockwell Collins, Inc.	431,689
		3,417,399
	Agricultural Commodities/Milling (0.2%)
17,522	Archer-Daniels-Midland Co.	430,691

	Air Freight/Couriers (0.4%)
4,420	FedEx Corp.	415,259
5,781	United Parcel Service, Inc. (Class B)	420,510
		835,769
	Airlines (0.4%)
103,641	Delta Air Lines, Inc. *	419,746
29,305	Southwest Airlines Co.	417,303
		837,049
	Alternative Power Generation (0.2%)
131,151	Calpine Corp. *	367,223

	Aluminum (0.2%)
13,413	Alcoa, Inc.	407,621

	Apparel/Footwear (1.4%)
10,226	Cintas Corp.	422,436
7,503	Coach, Inc. *	424,895
13,283	Jones Apparel Group, Inc.	444,848
10,801	Liz Claiborne, Inc.	433,444
4,975	Nike, Inc. (Class B)	414,467
9,392	Reebok International Ltd.	416,066
7,245	V.F. Corp.	428,469
		2,984,625
	Apparel/Footwear Retail (0.8%)
19,773	Gap, Inc. (The)	431,842
17,443	Limited Brands, Inc.	423,865
8,032	Nordstrom, Inc.	444,812
17,448	TJX Companies, Inc. (The)	429,744
		1,730,263
	Auto Parts: O.E.M. (1.0%)
30,903	Dana Corp.	395,249
97,015	Delphi Corp.	434,627
6,248	Eaton Corp.	408,619
7,486	Johnson Controls, Inc.	417,419
71,296	Visteon Corp.	407,100
		2,063,014

	Automotive Aftermarket (0.4%)
22,784	Cooper Tire & Rubber Co.	418,314
31,130	Goodyear Tire & Rubber Co. (The) *	415,586
		833,900
	Beverages: Alcoholic (0.6%)
8,927	Anheuser-Busch Companies, Inc.	423,051
7,999	Brown-Forman Corp. (Class B)	437,945
5,598	Molson Coors Brewing Co. (Class B)	431,998
		1,292,994
	Beverages: Non-Alcoholic (0.6%)
10,249	Coca-Cola Co. (The)	427,076
20,414	Coca-Cola Enterprises Inc.	418,895
15,274	Pepsi Bottling Group, Inc. (The)	425,381
		1,271,352
	Biotechnology (1.4%)
7,219	Amgen Inc. *	420,218
11,106	Biogen Idec Inc. *	383,268
11,876	Chiron Corp. *	416,373
7,351	Genzyme Corp. *	420,771
12,003	Gilead Sciences, Inc. *	429,707
17,944	MedImmune, Inc. *	427,247
9,686	Millipore Corp. *	420,372
		2,917,956
	Broadcasting (0.4%)
12,641	Clear Channel Communications, Inc.	435,735
15,176	Univision Communications, Inc. (Class A) *	420,223
		855,958
	Building Products (0.4%)
9,106	American Standard Companies, Inc.	423,247
12,650	Masco Corp.	438,575
		861,822
	Cable/Satellite TV (0.2%)
12,531	Comcast Corp. (Class A) *	423,297

	Casino/Gaming (0.4%)
6,467	Harrah’s Entertainment, Inc.	417,639
15,697	International Game Technology	418,482
		836,121
	Chemicals: Agricultural (0.2%)
7,037	Monsanto Co.	453,887

	Chemicals: Major Diversified (1.2%)
8,095	Dow Chemical Co. (The)	403,536
8,149	Du Pont (E.I.) de Nemours & Co.	417,555
6,970	Eastman Chemical Co.	411,230
14,047	Engelhard Corp.	421,831
30,115	Hercules Inc. *	436,065
8,777	Rohm & Haas Co.	421,296
		2,511,513
	Chemicals: Specialty (0.8%)
6,715	Air Products & Chemicals, Inc.	424,992
12,876	Great Lakes Chemical Corp.	413,577
8,871	Praxair, Inc.	424,566
6,796	Sigma-Aldrich Corp.	416,255
		1,679,390
	Commercial Printing/Forms (0.2%)
14,042	Donnelley (R.R.) & Sons Co.	444,008

	Computer Communications (0.6%)
33,327	Avaya Inc. *	389,259
23,872	Cisco Systems, Inc. *	427,070
10,714	QLogic Corp. *	433,917
		1,250,246
	Computer Peripherals (0.6%)
34,185	EMC Corp. *	421,159
5,358	Lexmark International, Inc. (Class A) *	428,479
15,176	Network Appliance, Inc. *	419,768
		1,269,406

	Computer Processing Hardware (1.1%)
9,891	Apple Computer, Inc. *	412,158
11,037	Dell, Inc. *	424,041
102,639	Gateway, Inc. *	413,635
21,140	Hewlett-Packard Co.	463,812
10,826	NCR Corp. *	365,269
100,219	Sun Microsystems, Inc. *	404,885
		2,483,800
	Construction Materials (0.2%)
7,577	Vulcan Materials Co.	430,601

	Containers/Packaging (0.9%)
9,314	Ball Corp.	386,345
13,676	Bemis Company, Inc.	425,597
18,491	Pactiv Corp. *	431,765
8,205	Sealed Air Corp. *	426,167
5,147	Temple-Inland Inc.	373,415
		2,043,289
	Contract Drilling (0.8%)
7,339	Nabors Industries, Ltd. (Bermuda) *	434,028
7,519	Noble Corp. (Cayman Islands)	422,643
14,225	Rowan Companies, Inc. *	425,754
8,600	Transocean Inc. (Cayman Islands) *	442,556
		1,724,981
	Data Processing Services (1.7%)
8,456	Affiliated Computer Services, Inc. (Class A) *	450,197
9,489	Automatic Data Processing, Inc.	426,531
9,451	Computer Sciences Corp. *	433,328
28,607	Convergys Corp. *	427,103
10,453	First Data Corp.	410,907
11,447	Fiserv, Inc. *	455,591
13,637	Paychex, Inc.	447,566
17,031	SunGard Data Systems Inc. *	587,570
		3,638,793
	Department Stores (1.0%)
16,206	Dillard’s, Inc. (Class A)	435,941
6,741	Federated Department Stores, Inc.	428,997
8,327	Kohl’s Corp. *	429,923
11,484	May Department Stores Co.	425,138
9,298	Penney (J.C.) Co., Inc.	482,752
		2,202,751
	Discount Stores (1.3%)
35,410	Big Lots, Inc. *	425,628
9,723	Costco Wholesale Corp.	429,562
19,609	Dollar General Corp.	429,633
14,140	Family Dollar Stores, Inc.	429,290
2,620	Sears Holdings Corp. *	348,941
8,436	Target Corp.	421,969
8,194	Wal-Mart Stores, Inc.	410,601
		2,895,624
	Drugstore Chains (0.4%)
8,040	CVS Corp.	423,065
9,401	Walgreen Co.	417,592
		840,657
	Electric Utilities (5.1%)
24,435	AES Corp. (The) *	400,245
20,478	Allegheny Energy, Inc. *	423,075
8,602	Ameren Corp.	421,584
12,658	American Electric Power Co., Inc.	431,131
34,631	CenterPoint Energy, Inc.	416,611
10,703	Cinergy Corp.	433,686
32,191	CMS Energy Corp. *	419,771
10,153	Consolidated Edison, Inc.	428,254
8,165	Constellation Energy Group, Inc.	422,131
5,605	Dominion Resources, Inc.	417,180
9,351	DTE Energy Co.	425,283
15,474	Duke Energy Corp.	433,427
12,413	Edison International	430,979

6,051	Entergy Corp.	427,564
9,298	Exelon Corp.	426,685
10,276	FirstEnergy Corp.	431,078
10,528	FPL Group, Inc.	422,699
12,130	PG&E Corp.	413,633
10,043	Pinnacle West Capital Corp.	426,928
7,982	PPL Corp.	430,948
10,067	Progress Energy, Inc.	422,311
7,827	Public Service Enterprise Group, Inc.	425,711
13,241	Southern Co. (The)	421,461
26,658	TECO Energy, Inc.	417,997
5,313	TXU Corp.	423,074
24,719	Xcel Energy, Inc.	424,672
		11,018,118
	Electrical Products (0.8%)
17,624	American Power Conversion Corp.	460,163
5,984	Cooper Industries Ltd. (Class A) (Bermuda)	427,976
6,436	Emerson Electric Co.	417,889
16,431	Molex Inc.	433,121
		1,739,149
	Electronic Components (0.5%)
15,407	Jabil Circuit, Inc. *	439,408
77,683	Sanmina-SCI Corp. *	405,505
94,639	Solectron Corp. *	328,397
		1,173,310
	Electronic Equipment/Instruments (1.5%)
19,012	Agilent Technologies, Inc. *	422,066
242,816	JDS Uniphase Corp. *	405,503
7,134	Rockwell Automation, Inc.	404,070
15,036	Scientific-Atlanta, Inc.	424,316
28,385	Symbol Technologies, Inc.	411,299
16,650	Tektronix, Inc.	408,424
16,120	Thermo Electron Corp. *	407,675
28,847	Xerox Corp. *	437,032
		3,320,385
	Electronic Production Equipment (0.8%)
26,574	Applied Materials, Inc. *	431,828
9,426	KLA-Tencor Corp. *	433,690
15,688	Novellus Systems, Inc. *	419,340
29,488	Teradyne, Inc. *	430,525
		1,715,383
	Electronics/Appliance Stores (0.6%)
8,260	Best Buy Co., Inc.	446,123
28,423	Circuit City Stores - Circuit City Group	456,189
17,273	RadioShack Corp.	423,188
		1,325,500
	Electronics/Appliances (0.6%)
13,127	Eastman Kodak Co.	427,284
31,546	Maytag Corp.	440,697
6,653	Whirlpool Corp.	450,608
		1,318,589
	Engineering & Construction (0.2%)
7,363	Fluor Corp.	408,131

	Environmental Services (0.4%)
57,813	Allied Waste Industries, Inc. *	422,613
14,602	Waste Management, Inc.	421,268
		843,881
	Finance/Rental/Leasing (1.7%)
5,544	Capital One Financial Corp.	414,525
11,014	CIT Group, Inc.	418,532
13,022	Countrywide Financial Corp.	422,694
7,724	Fannie Mae	420,572
6,588	Freddie Mac	416,362

17,203	MBNA Corp.	422,334
23,752	Providian Financial Corp. *	407,584
10,012	Ryder System, Inc.	417,500
8,463	SLM Corp.	421,796
		3,761,899
	Financial Conglomerates (1.1%)
8,109	American Express Co.	416,559
9,143	Citigroup, Inc.	410,886
11,800	JPMorgan Chase & Co.	408,280
10,906	Principal Financial Group, Inc.	419,772
7,163	Prudential Financial, Inc.	411,156
9,426	State Street Corp.	412,105
		2,478,758
	Financial Publishing/Services (0.6%)
13,882	Equifax, Inc.	426,039
4,790	McGraw-Hill Companies, Inc. (The)	417,927
5,065	Moody’s Corp.	409,556
		1,253,522
	Food Distributors (0.2%)
12,967	SYSCO Corp.	464,219

	Food Retail (0.8%)
21,881	Albertson’s, Inc.	451,843
27,204	Kroger Co. *	436,080
23,463	Safeway Inc. *	434,769
13,082	Supervalu, Inc.	436,285
		1,758,977
	Food: Major Diversified (1.4%)
14,962	Campbell Soup Co.	434,197
15,680	ConAgra Foods Inc.	423,674
8,246	General Mills, Inc.	405,291
11,600	Heinz (H.J.) Co.	427,344
9,925	Kellogg Co.	429,455
8,075	PepsiCo, Inc.	428,217
19,949	Sara Lee Corp.	442,070
		2,990,248
	Food: Specialty/Candy (0.6%)
6,878	Hershey Foods Corp.	415,844
11,562	McCormick & Co., Inc. (Non-Voting)	398,080
6,485	Wrigley (Wm.) Jr. Co.	425,221
		1,239,145
	Forest Products (0.4%)
15,796	Louisiana-Pacific Corp.	397,111
6,215	Weyerhaeuser Co.	425,728
		822,839
	Gas Distributors (1.1%)
103,641	Dynegy, Inc. (Class A) *	405,236
10,818	KeySpan Corp.	421,577
11,373	Nicor Inc.	421,825
18,719	NiSource, Inc.	426,606
9,818	Peoples Energy Corp.	411,571
10,476	Sempra Energy	417,364
		2,504,179
	Home Building (0.6%)
7,160	Centex Corp.	410,053
3,709	KB Home	435,659
5,894	Pulte Homes, Inc.	433,975
		1,279,687

	Home Furnishings (0.4%)
14,597	Leggett & Platt, Inc.	421,561
20,283	Newell Rubbermaid, Inc.	445,009
		866,570
	Home Improvement Chains (0.6%)
10,929	Home Depot, Inc. (The)	417,925
7,507	Lowe’s Companies, Inc.	428,575
9,508	Sherwin-Williams Co.	418,257
		1,264,757
	Hospital/Nursing Management (0.8%)
8,656	HCA, Inc.	463,702
17,712	Health Management Associates, Inc. (Class A)	463,700
12,065	Manor Care, Inc.	438,683
40,125	Tenet Healthcare Corp. *	462,641
		1,828,726
	Hotels/Resorts/Cruiselines (0.8%)
7,749	Carnival Corp. (Panama)	401,476
18,852	Hilton Hotels Corp.	421,342
6,513	Marriott International, Inc. (Class A)	435,459
7,160	Starwood Hotels & Resorts Worldwide, Inc.	429,815
		1,688,092
	Household/Personal Care (1.6%)
9,019	Alberto-Culver Co. (Class B)	431,649
10,515	Avon Products, Inc.	451,514
6,885	Clorox Co. (The)	433,686
8,149	Colgate-Palmolive Co.	425,133
8,340	Gillette Co. (The)	421,003
10,620	International Flavors & Fragrances, Inc.	419,490
6,547	Kimberly-Clark Corp.	430,334
7,957	Procter & Gamble Co. (The)	421,721
		3,434,530
	Industrial Conglomerates (1.7%)
4,931	3M Co.	422,537
7,824	Danaher Corp.	417,880
11,843	General Electric Co. * *	427,058
11,060	Honeywell International, Inc.	411,543
5,046	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	401,914
4,640	ITT Industries, Inc.	418,714
5,633	Textron, Inc.	420,334
12,256	Tyco International Ltd. (Bermuda)	414,253
4,102	United Technologies Corp.	417,009
		3,751,242
	Industrial Machinery (0.4%)
4,599	Illinois Tool Works Inc.	411,748
6,237	Parker Hannifin Corp.	379,958
		791,706
	Industrial Specialties (0.4%)
13,123	Ecolab Inc.	433,715
5,924	PPG Industries, Inc.	423,684
		857,399
	Information Technology Services (0.8%)
18,300	Citrix Systems, Inc. *	435,906
20,657	Electronic Data Systems Corp.	426,980
4,759	International Business Machines Corp.	434,877
62,124	Unisys Corp. *	438,595
		1,736,358
	Insurance Brokers/Services (0.4%)
18,637	AON Corp.	425,669
14,164	Marsh & McLennan Companies, Inc.	430,869
		856,538
	Integrated Oil (0.8%)
4,449	Amerada Hess Corp.	428,038
7,037	ChevronTexaco Corp.	410,327
3,854	ConocoPhillips	415,615
6,782	Exxon Mobil Corp.	404,207
		1,658,187
	Internet Software/Services (0.4%)
47,691	Siebel Systems, Inc. *	435,419
13,658	Yahoo!, Inc. *	463,006
		898,425

	Investment Banks/Brokers (1.3%)
4,164	Bear Stearns Companies, Inc. (The)	415,984
34,407	E*TRADE Group, Inc. *	412,884
3,863	Goldman Sachs Group, Inc. (The)	424,891
4,417	Lehman Brothers Holdings Inc.	415,905
7,126	Merrill Lynch & Co., Inc.	403,332
7,354	Morgan Stanley	421,016
40,624	Schwab (Charles) Corp. (The)	426,958
		2,920,970
	Investment Managers (1.0%)
14,688	Federated Investors, Inc. (Class B)	415,817
5,910	Franklin Resources, Inc.	405,722
30,115	Janus Capital Group, Inc.	420,104
14,478	Mellon Financial Corp.	413,202
6,858	Price (T.) Rowe Group, Inc.	407,228
		2,062,073
	Life/Health Insurance (1.2%)
11,144	AFLAC, Inc.	415,225
8,863	Jefferson-Pilot Corp.	434,730
9,218	Lincoln National Corp.	416,101
10,761	MetLife, Inc.	420,755
8,201	Torchmark Corp.	428,092
23,953	UnumProvident Corp.	407,680
		2,522,583
	Major Banks (2.3%)
9,430	Bank of America Corp.	415,863
13,982	Bank of New York Co., Inc. (The)	406,177
10,963	BB&T Corp.	428,434
7,534	Comerica, Inc.	414,973
18,355	Huntington Bancshares, Inc.	438,684
13,115	KeyCorp	425,582
12,494	National City Corp.	418,549
8,124	PNC Financial Services Group	418,224
12,927	Regions Financial Corp.	418,835
5,857	SunTrust Banks, Inc.	422,114
8,310	Wachovia Corp.	423,062
7,156	Wells Fargo & Co.	427,929
		5,058,426
	Major Telecommunications (1.2%)
7,622	ALLTEL Corp.	418,067
22,340	AT&T Corp.	418,875
16,808	BellSouth Corp.	441,882
18,198	SBC Communications, Inc.	431,111
18,637	Sprint Corp. (Fon Group)	423,992
12,089	Verizon Communications Inc.	429,160
		2,563,087
	Managed Health Care (1.2%)
5,750	Aetna, Inc.	430,963
11,088	Caremark Rx, Inc. *	441,081
4,934	CIGNA Corp.	440,606
13,308	Humana, Inc. *	425,058
4,656	UnitedHealth Group, Inc.	444,089
3,502	WellPoint Inc. *	438,976
		2,620,773
	Media Conglomerates (0.7%)
15,127	Disney (Walt) Co. (The)	434,599
23,607	News Corp Inc. (Class A)	399,430
22,723	Time Warner, Inc. *	398,789
11,581	Viacom Inc. (Class B) (Non-Voting)	403,366
		1,636,184
	Medical Distributors (0.6%)
6,912	AmerisourceBergen Corp.	395,988
7,571	Cardinal Health, Inc.	422,462
11,465	McKesson Corp.	432,804
		1,251,254

	Medical Specialties (3.2%)
20,708	Applera Corp. - Applied Biosystems Group	408,776
6,264	Bard (C.R.), Inc.	426,453
5,683	Bausch & Lomb, Inc.	416,564
12,538	Baxter International, Inc.	426,041
7,183	Becton, Dickinson & Co.	419,631
10,588	Biomet, Inc.	384,344
14,225	Boston Scientific Corp. *	416,650
7,166	Fisher Scientific International, Inc. *	407,889
5,706	Guidant Corp.	421,673
13,680	Hospira, Inc. *	441,454
7,963	Medtronic, Inc.	405,715
15,738	Pall Corp.	426,815
19,736	PerkinElmer, Inc.	407,154
11,540	St. Jude Medical, Inc. *	415,440
8,945	Stryker Corp.	399,036
9,088	Waters Corp. *	325,260
5,215	Zimmer Holdings, Inc. *	405,779
		6,954,674
	Miscellaneous Commercial Services (0.2%)
19,600	Sabre Holdings Corp. (Class A)	428,848

	Miscellaneous Manufacturing (0.2%)
10,892	Dover Corp.	411,609

	Motor Vehicles (0.6%)
37,307	Ford Motor Co.	422,688
14,847	General Motors Corp.	436,353
7,016	Harley-Davidson, Inc.	405,244
		1,264,285
	Multi-Line Insurance (0.8%)
7,110	American International Group, Inc.	393,965
6,053	Hartford Financial Services Group, Inc. (The)	414,994
6,000	Loews Corp.	441,240
8,779	Safeco Corp.	427,625
		1,677,824
	Office Equipment/Supplies (0.4%)
6,826	Avery Dennison Corp.	422,734
9,497	Pitney Bowes, Inc.	428,505
		851,239
	Oil & Gas Pipelines (0.6%)
38,076	El Paso Corp.	402,844
5,500	Kinder Morgan, Inc.	416,350
22,506	Williams Companies, Inc. (The)	423,338
		1,242,532
	Oil & Gas Production (1.7%)
5,495	Anadarko Petroleum Corp.	418,170
6,731	Apache Corp.	412,139
8,409	Burlington Resources, Inc.	421,039
8,812	Devon Energy Corp.	420,773
8,814	EOG Resources, Inc.	429,594
5,163	Kerr-McGee Corp.	404,418
5,740	Occidental Petroleum Corp.	408,516
6,756	Unocal Corp.	416,778
12,534	XTO Energy Inc.	411,617
		3,743,044
	Oil Refining/Marketing (0.8%)
6,324	Ashland, Inc.	426,680
9,052	Marathon Oil Corp.	424,720
4,138	Sunoco, Inc.	428,366
6,114	Valero Energy Corp.	447,973
		1,727,739

	Oilfield Services/Equipment (1.0%)
9,728	Baker Hughes Inc.	432,799
8,496	BJ Services Co.	440,772
9,675	Halliburton Co.	418,444
8,615	National-Oilwell, Inc. *	402,321
5,919	Schlumberger Ltd. (Netherlands Antilles)	417,171
		2,111,507
	Other Consumer Services (0.8%)
5,696	Apollo Group, Inc. (Class A) *	421,846
8,474	Block (H.&R.), Inc.	428,615
20,244	Cendant Corp.	415,812
12,137	eBay, Inc. *	452,225
		1,718,498
	Other Consumer Specialties (0.2%)
5,136	Fortune Brands, Inc.	414,116

	Other Metals/Minerals (0.2%)
3,970	Phelps Dodge Corp.	403,868

	Packaged Software (2.6%)
6,243	Adobe Systems, Inc.	419,342
14,317	Autodesk, Inc.	426,074
27,361	BMC Software, Inc. *	410,415
15,345	Computer Associates International, Inc.	415,850
60,018	Compuware Corp. *	432,130
9,767	Intuit Inc. *	427,502
9,361	Mercury Interactive Corp. *	443,524
17,479	Microsoft Corp. * *	422,467
77,968	Novell, Inc. *	464,689
33,885	Oracle Corp. *	422,885
80,938	Parametric Technology Corp. *	452,443
20,597	Symantec Corp. *	439,334
18,894	VERITAS Software Corp. *	438,719
		5,615,374
	Personnel Services (0.4%)
14,925	Monster Worldwide Inc. *	418,646
15,379	Robert Half International, Inc.	414,618
		833,264
	Pharmaceuticals: Generic Drugs (0.4%)
23,680	Mylan Laboratories, Inc.	419,610
13,341	Watson Pharmaceuticals, Inc. *	409,969
		829,579
	Pharmaceuticals: Major (1.6%)
9,555	Abbott Laboratories	445,454
17,393	Bristol-Myers Squibb Co.	442,826
6,318	Johnson & Johnson	424,317
8,090	Lilly (Eli) & Co.	421,489
13,262	Merck & Co., Inc.	429,291
16,553	Pfizer, Inc.	434,847
23,872	Schering-Plough Corp.	433,277
10,895	Wyeth	459,551
		3,491,052
	Pharmaceuticals: Other (0.6%)
5,925	Allergan, Inc.	411,610
11,438	Forest Laboratories, Inc. *	422,634
47,319	King Pharmaceuticals, Inc. *	393,221
		1,227,465
	Precious Metals (0.4%)
10,316	Freeport-McMoRan Copper & Gold, Inc. (Class B)	408,617
9,546	Newmont Mining Corp.	403,319
		811,936
	Property - Casualty Insurers (1.4%)
9,870	ACE Ltd. (Cayman Islands)	407,335
8,014	Allstate Corp. (The)	433,237

5,449	Chubb Corp. (The)	431,942
9,736	Cincinnati Financial Corp.	424,587
4,710	Progressive Corp. (The)	432,190
11,461	St. Paul Travelers Companies, Inc. (The)	420,963
5,832	XL Capital Ltd. (Class A) (Cayman Islands)	422,062
		2,972,316
	Publishing: Books/Magazines (0.2%)
9,021	Meredith Corp.	421,732

	Publishing: Newspapers (1.0%)
11,331	Dow Jones & Co., Inc.	423,439
5,378	Gannett Co., Inc.	425,292
6,312	Knight-Ridder, Inc.	424,482
11,738	New York Times Co. (The) (Class A)	429,376
10,787	Tribune Co.	430,078
		2,132,667
	Pulp & Paper (0.6%)
11,553	Georgia-Pacific Corp.	410,016
10,915	International Paper Co.	401,563
13,010	MeadWestvaco Corp.	413,978
		1,225,557
	Railroads (0.8%)
7,725	Burlington Northern Santa Fe Corp.	416,609
9,960	CSX Corp.	414,834
11,283	Norfolk Southern Corp.	418,035
6,400	Union Pacific Corp.	446,080
		1,695,558
	Real Estate Investment Trusts (1.4%)
11,397	Apartment Investment & Management Co. (Class A)	423,968
12,490	Archstone-Smith Trust	426,034
13,854	Equity Office Properties Trust	417,421
13,155	Equity Residential	423,723
11,712	Plum Creek Timber Co., Inc.	418,118
11,112	ProLogis	412,255
6,837	Simon Property Group, Inc.	414,185
		2,935,704
	Recreational Products (0.8%)
9,048	Brunswick Corp.	423,899
6,367	Electronic Arts, Inc. *	329,683
20,708	Hasbro, Inc.	423,479
20,984	Mattel, Inc.	448,008
		1,625,069
	Regional Banks (2.2%)
16,955	AmSouth Bancorporation	439,982
9,294	Compass Bancshares, Inc.	421,948
10,029	Fifth Third Bancorp	431,046
10,348	First Horizon National Corp.	422,095
4,246	M&T Bank Corp.	433,347
10,268	Marshall & Ilsley Corp.	428,689
14,940	North Fork Bancorporation, Inc.	414,436
9,845	Northern Trust Corp.	427,667
15,278	Synovus Financial Corp.	425,645
14,507	U.S. Bancorp	418,092
6,114	Zions Bancorporation	421,988
		4,684,935
	Restaurants (1.0%)
15,714	Darden Restaurants, Inc.	482,106
13,320	McDonald’s Corp.	414,785
8,090	Starbucks Corp. *	417,929
10,826	Wendy’s International, Inc.	422,647
8,422	Yum! Brands, Inc.	436,344
		2,173,811

	Savings Banks (0.6%)
7,107	Golden West Financial Corp.	429,974
18,793	Sovereign Bancorp, Inc.	416,453
10,371	Washington Mutual, Inc.	409,655
		1,256,082
	Semiconductors (3.1%)
26,425	Advanced Micro Devices, Inc. *	425,971
22,017	Altera Corp. *	435,496
11,859	Analog Devices, Inc.	428,584
131,557	Applied Micro Circuits Corp. *	432,823
14,370	Broadcom Corp. (Class A) *	429,950
24,116	Freescale Semiconductor Inc. (Class B) *	416,001
18,159	Intel Corp.	421,834
11,019	Linear Technology Corp.	422,138
70,469	LSI Logic Corp. *	393,922
10,168	Maxim Integrated Products, Inc.	415,566
41,295	Micron Technology, Inc. *	426,990
20,840	National Semiconductor Corp.	429,512
17,580	NVIDIA Corp. *	417,701
47,109	PMC - Sierra, Inc. *	414,559
16,703	Texas Instruments Inc.	425,759
14,533	Xilinx, Inc.	424,800
		6,761,606
	Services to the Health Industry (1.0%)
5,147	Express Scripts, Inc. (Class A) *	448,767
17,415	IMS Health Inc.	424,752
9,359	Laboratory Corp. of America Holdings *	451,104
9,095	Medco Health Solutions Inc. *	450,839
4,245	Quest Diagnostics Inc.	446,277
		2,221,739
	Specialty Insurance (0.6%)
5,536	Ambac Financial Group, Inc.	413,816
7,391	MBIA Inc.	386,401
6,978	MGIC Investment Corp.	430,333
		1,230,550
	Specialty Stores (1.6%)
22,941	AutoNation, Inc. *	434,503
4,911	AutoZone, Inc. *	420,873
11,741	Bed Bath & Beyond Inc. *	429,016
18,596	Office Depot, Inc. *	412,459
12,497	OfficeMax Inc.	418,650
13,927	Staples, Inc.	437,726
12,814	Tiffany & Co.	442,339
16,268	Toys ‘R’ Us, Inc. *	419,064
		3,414,630
	Specialty Telecommunications (0.6%)
12,730	CenturyTel, Inc.	418,053
33,751	Citizens Communications Co.	436,738
110,371	Qwest Communications International, Inc. *	408,373
		1,263,164
	Steel (0.6%)
18,810	Allegheny Technologies Inc.	453,509
6,892	Nucor Corp.	396,704
7,615	United States Steel Corp.	387,223
		1,237,436
	Telecommunication Equipment (1.7%)
202,347	ADC Telecommunications, Inc. *	402,671
34,519	Andrew Corp. *	404,217
229,691	CIENA Corp. *	395,069
17,231	Comverse Technology, Inc. *	434,566
38,281	Corning Inc. *	426,068

148,059	Lucent Technologies Inc. *	407,162
28,309	Motorola, Inc.	423,786
11,581	QUALCOMM, Inc.	424,444
58,530	Tellabs, Inc. *	427,269
		3,745,252
	Tobacco (0.6%)
6,565	Altria Group, Inc.	429,285
5,341	Reynolds American, Inc.	430,431
7,861	UST, Inc.	406,414
		1,266,130
	Tools/Hardware (0.6%)
5,383	Black & Decker Corp.	425,203
13,392	Snap-On, Inc.	425,732
9,339	Stanley Works (The)	422,777
		1,273,712
	Trucks/Construction/Farm Machinery (0.9%)
4,407	Caterpillar Inc.	402,976
5,799	Cummins Inc.	407,960
6,215	Deere & Co.	417,213
10,676	Navistar International Corp. *	388,606
5,775	PACCAR, Inc.	418,052
		2,034,807
	Wholesale Distributors (0.4%)
10,020	Genuine Parts Co.	435,770
6,661	Grainger (W.W.), Inc.	414,780
		850,550
	Wireless Telecommunications (0.2%)
14,811	Nextel Communications, Inc. (Class A) *	420,929

	TOTAL COMMON STOCKS
	(Cost $139,303,970)	211,393,276

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.7%)
	REPURCHASE AGREEMENT
$3,631	Joint repurchase agreement account 2.845% due 4/1/05 (dated 3/31/05; proceeds $3,631,287) (a)		3,631,000
	(Cost $3,631,000)

	TOTAL INVESTMENTS
	(Cost $142,934,970) (b) (c)	99.9%	215,024,276
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	180,657
	NET ASSETS	100.0%	$215,204,933

*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $159,750.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $3,380,113 in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $76,680,295, and the aggregate gross unrealized depreciation is $4,590,989, resulting in net unrealized appreciation of $72,089,306.

Futures Contracts Open at March 31, 2005:

		DESCRIPTION,
NUMBER OF		DELIVERY MONTH	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	AND YEAR	AMOUNT AT VALUE	DEPRECIATION

6	Long	S&P Midcap 400 Index
		June 2005	$1,977,900	$(45,180)

5	Long	S&P 500 Index
		June 2005	1,479,875	(36,963)

		Total unrealized depreciation		$(82,143)

Morgan Stanley Select Dimensions - Growth Fund

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.8%)
	Advertising/Marketing Services (1.4%)
4,600	Getty Images, Inc. *	$327,106
6,700	Lamar Advertising Co. (Class A) *	269,943
		597,049
	Air Freight/Couriers (1.0%)
8,070	C.H. Robinson Worldwide, Inc.	415,847

	Apparel/Footwear (0.8%)
6,050	Coach, Inc. *	342,612

	Apparel/Footwear Retail (0.9%)
12,702	Chico’s FAS, Inc. *	358,959

	Biotechnology (2.0%)
15,200	Genentech, Inc. *	860,472

	Broadcasting (0.8%)
11,832	Univision Communications, Inc. (Class A) *	327,628

	Casino/Gaming (5.1%)
28,100	International Game Technology	749,146
4,783	Las Vegas Sands Corp. *	215,235
7,700	Station Casinos, Inc.	520,135
9,645	Wynn Resorts, Ltd. *	653,352
		2,137,868
	Chemicals: Agricultural (3.0%)
19,960	Monsanto Co.	1,287,420

	Computer Processing Hardware (4.7%)
8,400	Apple Computer, Inc. *	350,028
42,919	Dell, Inc. *	1,648,948
		1,998,976
	Data Processing Services (1.6%)
5,400	First Data Corp.	212,274
14,150	Paychex, Inc.	464,403
		676,677
	Discount Stores (5.8%)
7,400	Costco Wholesale Corp.	326,932
5,000	Sears Holdings Corp. *	665,850
29,154	Wal-Mart Stores, Inc.	1,460,907
		2,453,689
	Financial Conglomerates (2.7%)
18,700	Brascan Corp. (Class A) (Canada)	705,925
9,470	Citigroup, Inc.	425,582
		1,131,507
	Financial Publishing/Services (1.1%)
5,500	Moody’s Corp.	444,730

	Food: Major Diversified (1.0%)
8,106	PepsiCo, Inc.	429,861

	Food: Specialty/Candy (1.4%)
9,200	Wrigley (Wm.) Jr. Co.	603,244

	Gas Distributors (1.2%)
8,700	Questar Corp.	515,475

	Home Building (0.7%)
4,200	Pulte Homes, Inc.	309,246

	Home Improvement Chains (1.3%)
14,875	Home Depot, Inc. (The)	568,820

	Hotels/Resorts/Cruiselines (3.3%)
27,100	Carnival Corp. (Panama)	1,404,051

	Household/Personal Care (1.9%)
9,600	Gillette Co. (The)	484,608
5,805	Procter & Gamble Co. (The)	307,665
		792,273
	Information Technology Services (0.8%)
4,700	Infosys Technologies, Ltd. (ADR) (India)	346,531

	Insurance Brokers/Services (1.8%)
8,200	ChoicePoint, Inc. *	328,902
14,000	Marsh & McLennan Companies, Inc.	425,880
		754,782
	Integrated Oil (0.9%)
9,700	Suncor Energy, Inc. (Canada)	390,037

	Internet Retail (1.0%)
12,200	Amazon.com, Inc. *	418,094

	Internet Software/Services (4.7%)
3,810	Google, Inc. (Class A) *	687,743
38,340	Yahoo!, Inc. *	1,299,726
		1,987,469
	Investment Banks/Brokers (2.2%)
1,550	Chicago Mercantile Exchange (The)	300,747
8,200	Legg Mason, Inc.	640,748
		941,495
	Managed Health Care (3.7%)
16,200	UnitedHealth Group, Inc.	1,545,156

	Media Conglomerates (0.9%)
22,510	News Corp. (Class B)	396,401

	Medical Distributors (1.2%)
10,200	Patterson Companies, Inc. *	509,490

	Medical Specialties (5.5%)
10,900	Alcon, Inc. (Switzerland)	973,261
1,916	Kinetic Concepts, Inc. *	114,289
12,436	Medtronic, Inc.	633,614
8,500	St. Jude Medical, Inc. *	306,000
3,900	Zimmer Holdings, Inc. *	303,459
		2,330,623

	Miscellaneous Commercial Services (1.0%)
6,700	Corporate Executive Board Co. (The)	428,465

	Oil & Gas Production (2.0%)
16,380	Ultra Petroleum Corp. (Canada) *	832,104

	Other Consumer Services (6.7%)
17,300	Apollo Group, Inc. (Class A) *	1,281,238
42,036	eBay, Inc. *	1,566,261
		2,847,499
	Other Metals/Minerals (1.2%)
11,400	Cameco Corporation (Canada)	504,336

	Packaged Software (2.6%)
6,600	Adobe Systems, Inc.	443,322
17,580	Microsoft Corp.	424,909
19,500	Red Hat, Inc. *	212,745
		1,080,976
	Pharmaceuticals: Major (4.5%)
22,000	Johnson & Johnson	1,477,520
8,900	Novartis AG (ADR) (Switzerland)	416,342
		1,893,862
	Property - Casualty Insurers (1.9%)
289	Berkshire Hathaway, Inc. (Class B) *	825,384

	Recreational Products (2.8%)
18,700	Electronic Arts, Inc. *	968,286
7,300	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands) *	220,460
		1,188,746
	Restaurants (1.1%)
8,700	Starbucks Corp. *	449,442

	Semiconductors (1.4%)
15,760	Marvell Technology Group, Ltd. (Bermuda) *	604,238

	Specialty Stores (0.9%)
13,860	PETsMART, Inc.	398,475

	Specialty Telecommunications (0.7%)
18,931	Crown Castle International Corp. *	304,032

	Telecommunication Equipment (2.7%)
30,838	QUALCOMM, Inc.	1,130,213

	Tobacco (1.0%)
6,500	Altria Group, Inc.	425,035

	Wireless Telecommunications (2.9%)
15,400	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	794,640
15,500	Nextel Communications, Inc. (Class A) *	440,510
		1,235,150
	TOTAL COMMON STOCKS
	(Cost $39,231,424)	41,424,439

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.4%)
	Repurchase Agreement
$1,002	Joint repurchase agreement account 2.845% due 04/01/05 (dated 03/31/05; proceeds $1,002,079) (a)		1,002,000
	(Cost $1,002,000)

	TOTAL INVESTMENTS
	(Cost $40,233,424) (b)	100.2%	42,426,439
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(93,995)
	NET ASSETS	100.0%	$42,332,444

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,626,969 and the aggregate gross unrealized depreciation is $1,433,954, resulting in net unrealized appreciation of $2,193,015.

Morgan Stanley Select Dimensions - American Opportunities Portfolio

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (94.9%)
	Apparel/Footwear Retail (0.7%)
59,000	Chico’s FAS, Inc.*	$1,667,340

	Biotechnology (2.8%)
11,400	Amgen Inc.*	663,594
32,600	Genentech, Inc.*	1,845,486
38,300	Genzyme Corp.*	2,192,292
45,411	Gilead Sciences, Inc.*	1,625,714
		6,327,086
	Casino/Gaming (2.6%)
17,711	Las Vegas Sands Corp.*	796,995
47,100	Station Casinos, Inc.	3,181,605
29,900	Wynn Resorts, Ltd.*	2,025,426
		6,004,026
	Chemicals: Agricultural (1.9%)
23,680	Monsanto Co.	1,527,360
33,100	Potash Corp. of Saskatchewan, Inc. (Canada)	2,896,581
		4,423,941
	Coal (2.1%)
101,000	Peabody Energy Corp.	4,682,360

	Computer Processing Hardware (6.0%)
167,600	Apple Computer, Inc.*	6,983,892
173,400	Dell, Inc.*	6,662,028
		13,645,920
	Contract Drilling (0.6%)
27,400	Transocean Inc. (Cayman Islands)*	1,410,004

	Data Processing Services (1.7%)
48,700	CheckFree Corp.*	1,985,012
47,200	First Data Corp.	1,855,432
		3,840,444
	Discount Stores (5.0%)
161,300	Target Corp.	8,068,226
68,200	Wal-Mart Stores, Inc.	3,417,502
		11,485,728
	Electrical Products (0.6%)
18,800	Cooper Industries Ltd. (Class A) (Bermuda)	1,344,576

	Financial Publishing/Services (1.3%)
36,100	Moody’s Corp.	2,919,046

	Food: Major Diversified (2.8%)
26,400	Kellogg Co.	1,142,328
98,270	PepsiCo, Inc.	5,211,258
		6,353,586
	Home Improvement Chains (1.5%)
92,300	Home Depot, Inc. (The)	3,529,552

	Hotels/Resorts/Cruiselines (2.7%)
119,200	Carnival Corp. (Panama)	6,175,752

	Household/Personal Care (2.1%)
45,300	Gillette Co. (The)	2,286,744
47,800	Procter & Gamble Co. (The)	2,533,400
		4,820,144

	Industrial Conglomerates (4.8%)
201,300	General Electric Co.	7,258,878
65,700	Tyco International Ltd. (Bermuda)	2,220,660
14,400	United Technologies Corp.	1,463,904
		10,943,442
	Information Technology Services (0.7%)
32,600	Cognizant Technology Solutions Corp. (Class A)*	1,506,120

	Integrated Oil (1.4%)
78,700	Suncor Energy, Inc. (Canada)	3,164,527

	Internet Software/Services (2.6%)
172,300	Yahoo!, Inc.*	5,840,970

	Investment Banks/Brokers (3.2%)
45,175	Goldman Sachs Group, Inc. (The)	4,968,798
30,050	Legg Mason, Inc.	2,348,107
		7,316,905
	Major Telecommunications (1.8%)
177,700	Sprint Corp. (Fon Group)	4,042,675

	Managed Health Care (4.4%)
43,400	Caremark Rx, Inc.*	1,726,452
86,200	UnitedHealth Group, Inc.	8,221,756
		9,948,208
	Media Conglomerates (1.8%)
130,400	News Corp. (Class B)	2,296,344
104,900	Time Warner, Inc.*	1,840,995
		4,137,339
	Medical Specialties (6.1%)
57,600	Alcon, Inc. (Switzerland)	5,143,104
11,700	Kinetic Concepts, Inc.*	697,905
92,900	Medtronic, Inc.	4,733,255
41,700	Zimmer Holdings, Inc.*	3,244,677
		13,818,941
	Miscellaneous Commercial Services (0.5%)
24,900	Laureate Education Inc.*	1,065,471

	Oil & Gas Production (2.1%)
96,080	Ultra Petroleum Corp. (Canada)*	4,880,864

	Oilfield Services/Equipment (2.6%)
29,000	Halliburton Co.	1,254,250
66,900	Schlumberger Ltd. (Netherlands Antilles)	4,715,112
		5,969,362
	Other Consumer Services (5.7%)
67,115	Apollo Group, Inc. (Class A)*	4,970,537
217,500	eBay, Inc.*	8,104,050
		13,074,587
	Other Metals/Minerals (1.2%)
63,100	Cameco Corporation (Canada)	2,791,544

	Packaged Software (3.0%)
53,300	Adobe Systems, Inc.	3,580,161
133,200	Microsoft Corp.	3,219,444
		6,799,605
	Pharmaceuticals: Major (6.7%)
161,100	Johnson & Johnson	10,819,476
38,800	Novartis AG (ADR) (Switzerland)	1,815,064
149,200	Schering-Plough Corp.	2,707,980
		15,342,520
	Precious Metals (4.0%)
228,225	Newmont Mining Corp.	9,642,506

	Property - Casualty Insurers (1.0%)
757	Berkshire Hathaway, Inc. (Class B)*		2,161,992

	Semiconductors (2.0%)
120,400	Marvell Technology Group, Ltd. (Bermuda)*		4,616,136

	Specialty Stores (0.9%)
71,100	PETsMART, Inc.		2,044,125

	Specialty Telecommunications (0.8%)
112,268	Crown Castle International Corp.*		1,803,024

	Telecommunication Equipment (1.8%)
109,484	QUALCOMM, Inc.		4,012,588

	Wireless Telecommunications (1.4%)
114,100	Nextel Communications, Inc. (Class A)*		3,242,722

	TOTAL COMMON STOCKS
	(Cost $195,510,495)		216,795,678

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (7.2%)
	REPURCHASE AGREEMENT
$16,333	Joint repurchase agreement account 2.845% due 04/01/05 (dated 03/31/05; proceeds $16,334,291) (a)
	(Cost $16,333,000)		16,333,000

	TOTAL INVESTMENTS
	(Cost $211,843,495) (b)	102.1%	233,128,678
	LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(4,776,254)
	NET ASSETS	100.0%	$228,352,424

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $24,116,795 and the aggregate gross unrealized depreciation is $2,831,612, resulting in net unrealized appreciation of $21,285,183 .

Morgan Stanley Select Dimensions - Capital Opportunities

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (99.0%)
	Advertising/Marketing Services (3.6%)
8,000	Getty Images, Inc. *	$568,880
17,700	Lamar Advertising Co. (Class A) *	713,133
		1,282,013
	Air Freight/Couriers (1.5%)
10,500	C.H. Robinson Worldwide, Inc.	541,065

	Apparel/Footwear (1.3%)
8,000	Coach, Inc. *	453,040

	Apparel/Footwear Retail (1.8%)
22,100	Chico’s FAS, Inc. *	624,546

	Biotechnology (1.0%)
7,900	Gen-Probe Inc. *	352,024

	Broadcasting (1.1%)
13,650	Univision Communications, Inc. (Class A) *	377,968

	Casino/Gaming (11.1%)
30,500	International Game Technology	813,130
4,282	Las Vegas Sands Corp. *	192,690
19,200	Penn National Gaming, Inc. *	564,096
26,200	Station Casinos, Inc.	1,769,810
8,305	Wynn Resorts, Ltd. *	562,581
		3,902,307
	Chemicals: Agricultural (3.4%)
18,430	Monsanto Co.	1,188,735

	Computer Processing Hardware (3.0%)
27,400	Dell, Inc. *	1,052,708

	Construction Materials (1.7%)
7,100	Rinker Group Ltd. (ADR) (Australia)	594,909

	Discount Stores (1.6%)
4,300	Sears Holdings Corp. *	572,631

	Financial Conglomerates (1.9%)
18,050	Brascan Corp. (Class A) (Canada)	681,388

	Financial Publishing/Services (1.2%)
5,200	Moody’s Corp.	420,472

	Gas Distributors (1.4%)
8,400	Questar Corp.	497,700

	Hotels/Resorts/Cruiselines (3.5%)
27,400	Royal Caribbean Cruises Ltd. (Liberia)	1,224,506

	Insurance Brokers/Services (1.3%)
11,600	ChoicePoint, Inc. *	465,276

	Internet Software/Services (4.8%)
3,200	Google, Inc. (Class A) *	577,632
33,200	Yahoo!, Inc. *	1,125,480
		1,703,112

	Investment Banks/Brokers (3.6%)
1,770	Chicago Mercantile Exchange (The)	343,433
15,855	Greenhill & Co., Inc.	567,609
4,700	Legg Mason, Inc.	367,258
		1,278,300
	Managed Health Care (1.4%)
5,100	UnitedHealth Group, Inc.	486,438

	Medical Distributors (1.9%)
13,300	Patterson Companies, Inc. *	664,335

	Medical Specialties (5.7%)
4,400	Alcon, Inc. (Switzerland)	392,876
9,800	Dade Behring Holdings Inc. *	577,514
10,900	INAMED Corp. *	761,692
4,821	Kinetic Concepts, Inc. *	287,573
		2,019,655
	Miscellaneous Commercial Services (3.3%)
17,950	Corporate Executive Board Co. (The)	1,147,902

	Oil & Gas Production (4.1%)
28,610	Ultra Petroleum Corp. (Canada) *	1,453,388

	Other Consumer Services (7.2%)
12,000	Apollo Group, Inc. (Class A) *	888,720
44,400	eBay, Inc. *	1,654,344
		2,543,064
	Other Metals/Minerals (1.2%)
9,800	Cameco Corporation (Canada)	433,552

	Packaged Software (2.1%)
5,800	Adobe Systems, Inc.	389,586
33,000	Red Hat, Inc. *	360,030
		749,616
	Property - Casualty Insurers (3.1%)
249	Berkshire Hathaway, Inc. (Class B) *	711,144
615	White Mountains Insurance Group, Ltd. (Bermuda)	374,228
		1,085,372
	Real Estate Investment Trusts (1.1%)
10,800	Plum Creek Timber Co., Inc.	385,560

	Recreational Products (3.4%)
16,200	Electronic Arts, Inc. *	838,836
12,000	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands) *	362,400
		1,201,236
	Restaurants (4.9%)
20,120	AFC Enterprises, Inc. *	513,261
10,620	P.F. Chang’s China Bistro, Inc. *	635,076
16,687	Sonic Corp. *	557,346
		1,705,683
	Semiconductors (1.1%)
10,300	Marvell Technology Group, Ltd. (Bermuda) *	394,902

	Services to the Health Industry (1.6%)
12,575	Stericycle, Inc. *	555,815

	Specialty Stores (1.2%)
14,620	PETsMART, Inc.		420,325

	Specialty Telecommunications (1.5%)
32,418	Crown Castle International Corp. *		520,633

	Telecommunication Equipment (2.2%)
21,000	QUALCOMM, Inc.		769,650

	Wholesale Distributors (1.2%)
13,500	SCP Pool Corp.		430,110

	Wireless Telecommunications (2.0%)
13,200	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)		681,120

	TOTAL COMMON STOCKS
	(Cost $30,706,840)		34,861,056

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (1.1%)
	Repurchase Agreement
$377	Joint repurchase agreement account 2.845% due 04/01/05 (dated 03/31/05; proceeds $377,030) (a) (Cost $377,000)		377,000

	TOTAL INVESTMENTS
	(Cost $31,083,840) (b)	100.1%	35,238,056
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(40,861)
	NET ASSETS	100.0%	$35,197,195

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,728,705 and the aggregate gross unrealized depreciation is $1,574,490, resulting in net unrealized appreciation of $4,154,215.

Morgan Stanley Select Dimensions - Global Equity Portfolio

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (95.6%)
	Belgium (0.8%)
	Beverages: Alcoholic (0.5%)
10,000	InBev NV	$349,942

	Financial Conglomerates (0.3%)
8,000	Fortis	227,818

	Total Belgium	577,760

	Canada (0.4%)
	Integrated Oil (0.4%)
8,000	Suncor Energy, Inc.	322,262

	China (0.1%)
	Electric Utilities (0.1%)
100,000	Huaneng Power International, Inc. (Class H)	73,081

	Finland (1.8%)
	Pulp & Paper (0.4%)
20,000	Stora Enso Oyj (Registered Shares)	280,627

	Telecommunication Equipment (1.4%)
68,677	Nokia Corp. (Sponsored ADR)	1,059,686

	Total Finland	1,340,313

	France (9.6%)
	Advertising/Marketing Services (0.4%)
12,000	Publicis Groupe	368,158

	Building Products (0.5%)
6,000	Compagnie de Saint-Gobain	365,359

	Electrical Products (0.4%)
4,000	Schneider Electric S.A.	313,276

	Engineering & Construction (0.6%)
3,000	Vinci S.A.	432,212

	Food Distributors (0.4%)
10,000	Sodexho Alliance S.A.	333,099

	Food Retail (0.4%)
6,000	Carrefour S.A.	318,251

	Food: Major Diversified (0.5%)
4,000	Groupe Danone	397,749

	Hotels/Resorts/Cruiselines (0.5%)
8,000	Accor S.A.	391,375

	Household/Personal Care (0.6%)
6,000	L’Oreal S.A.	480,020

	Information Technology Services (0.6%)
13,000	CapGemini S.A.*	453,071

	Integrated Oil (1.0%)
3,122	Total S.A.	730,098

	Internet Software/Services (0.4%)
10,000	Business Objects S.A.*	267,541

	Major Banks (0.7%)
7,200	BNP Paribas S.A.	509,793

	Major Telecommunications (0.4%)
10,000	France Telecom S.A.	299,284

	Media Conglomerates (0.4%)
10,000	Vivendi Universal S.A.*	306,150

	Motor Vehicles (0.5%)
6,000	PSA Peugeot Citroen	381,062

	Multi-Line Insurance (0.9%)
25,000	Axa	665,614

	Regional Banks (0.4%)
10,000	Credit Agricole S.A.	271,687

	Total France	7,283,799

	Germany (6.2%)
	Airlines (0.4%)
20,000	Deutsche Lufthansa AG (Registered Shares)*	288,141

	Apparel/Footwear (0.5%)
2,500	Adidas-Salomon AG	396,518

	Auto Parts: O.E.M. (0.4%)
4,000	Continental AG	310,063

	Chemicals: Major Diversified (0.7%)
8,000	BASF AG	566,851

	Electric Utilities (1.1%)
5,000	E.ON AG	428,779
7,000	RWE AG	423,078
		851,857
	Financial Conglomerates (0.7%)
12,000	Hypo Real Estate Holding AG*	499,842

	Industrial Conglomerates (0.8%)
8,000	MAN AG	357,586
3,000	Siemens AG (Registered Shares)	237,289
		594,875
	Major Banks (0.5%)
4,000	Deutsche Bank AG (Registered Shares)	344,889

	Major Telecommunications (0.5%)
20,000	Deutsche Telekom AG (Registered Shares)*	399,045

	Packaged Software (0.6%)
2,700	SAP AG	434,851

	Total Germany	4,686,932

	Ireland (0.3%)
	Major Telecommunications (0.3%)
100,000	Eircom Group PLC	262,683

	Italy (0.3%)
	Investment Banks/Brokers (0.3%)
15,000	Mediobanca SpA	260,221

	Japan (8.1%)
	Electronic Components (0.4%)
3,000	Hoya Corp.	330,039

	Electronic Equipment/Instruments (1.3%)
5,000	Canon, Inc.	268,040
38,000	Konica Minolta Holdings, Inc.	384,039
21,000	Ricoh Co., Ltd.	360,246
		1,012,325
	Electronics/Appliances (0.5%)
10,000	Fuji Photo Film Co., Ltd.	365,467

	Financial Conglomerates (0.5%)
80	Mizuho Financial Group, Inc.	378,147

	Food Retail (0.6%)
11,000	Ito-Yokado Co., Ltd.	438,933

	Gas Distributors (0.8%)
150,000	Tokyo Gas Co., Ltd.	604,139

	Household/Personal Care (0.3%)
10,000	Kao Corp.	229,815

	Industrial Machinery (0.5%)
5,900	Fanuc Ltd.	369,094

	Investment Banks/Brokers (0.3%)
17,400	Nomura Holdings, Inc.	243,334

	Major Telecommunications (0.3%)
50	Nippon Telegraph & Telephone Corp. (NTT)	218,628

	Motor Vehicles (0.5%)
10,000	Toyota Motor Corp.	371,993

	Pharmaceuticals: Major (0.9%)
15,000	Takeda Pharmaceutical Co., Ltd. (Japan)	714,619

	Railroads (0.6%)
90	East Japan Railway Co.	483,312

	Recreational Products (0.6%)
4,000	Nintendo Co., Ltd.	436,323

	Total Japan	6,196,168

	Netherlands (2.7%)
	Air Freight/Couriers (0.4%)
10,000	TPG NV	284,384

	Electronic Production Equipment (0.3%)
15,000	ASML Holding NV*	253,225

	Financial Conglomerates (0.6%)
15,000	ING Groep NV (Share Certificates)	452,812

	Integrated Oil (0.4%)
5,000	Royal Dutch Petroleum Co.	298,765

	Life/Health Insurance (0.4%)
25,000	Aegon NV	337,180

	Personnel Services (0.6%)
25,000	Vedior NV (Share Certificates)	444,391

	Total Netherlands	2,070,757

	Norway (1.2%)
	Integrated Oil (0.6%)
25,000	Statoil ASA	425,807

	Major Telecommunications (0.6%)
50,000	Telenor ASA	449,463

	Total Norway	875,270

	Philippines (0.2%)
	Specialty Telecommunications (0.2%)
7,000	Philippine Long Distance Telephone Co. (Sponsored ADR)*	176,470

	Singapore (1.4%)
	Electronic Components (1.4%)
91,513	Flextronics International Ltd.*	1,101,817

	South Korea (0.3%)
	Wireless Telecommunications (0.3%)
10,000	SK Telecom Co., Ltd. (ADR)	197,200

	Spain (0.9%)
	Apparel/Footwear Retail (0.5%)
12,000	Industria de Diseno Textil, S.A.	358,674

	Major Telecommunications (0.4%)
20,000	Telefonica S.A.	348,257

	Total Spain	706,931

	Sweden (0.8%)
	Telecommunication Equipment (0.3%)
80,000	Telefonaktiebolaget LM Ericsson (B Shares)*	225,097

	Trucks/Construction/Farm Machinery (0.5%)
9,000	Volvo AB (B Shares)	397,667

	Total Sweden	622,764

	Switzerland (1.4%)
	Financial Conglomerates (0.6%)
6,000	UBS AG (Registered Shares)	506,520

	Major Banks (0.3%)
5,000	Credit Suisse Group*	214,602

	Pharmaceuticals: Major (0.5%)
8,000	Novartis AG (Registered Shares)	373,119

	Total Switzerland	1,094,241

	United Kingdom (7.2%)
	Advertising/Marketing Services (0.6%)
40,000	WPP Group PLC	455,442

	Airlines (0.3%)
40,000	British Airways PLC*	199,563

	Food: Specialty/Candy (0.5%)
40,000	Cadbury Schweppes PLC	401,016

	Hotels/Resorts/Cruiselines (0.9%)
13,000	Carnival PLC	713,929

	Integrated Oil (0.6%)
7,256	BP PLC (Sponsored ADR)	452,774

	Investment Managers (0.5%)
60,000	Amvescap PLC	378,432

	Life/Health Insurance (0.3%)
25,000	Prudential PLC	239,060

	Major Banks (0.7%)
12,000	Royal Bank of Scotland Group PLC	381,891
10,000	Standard Chartered PLC	179,909
		561,800
	Medical Specialties (0.3%)
25,000	Smith & Nephew PLC	235,044

	Miscellaneous Commercial Services (0.3%)
80,000	Group 4 Securicor PLC*	207,122

	Other Metals/Minerals (0.8%)
20,000	BHP Billiton PLC	268,730
10,300	Rio Tinto PLC	333,045
		601,775
	Pharmaceuticals: Major (0.5%)
16,000	GlaxoSmithKline PLC	366,772

	Wireless Telecommunications (0.9%)
251,534	Vodafone Group PLC	667,865

	Total United Kingdom	5,480,594

	United States (51.9%)
	Aerospace & Defense (2.5%)
18,190	Northrop Grumman Corp.	981,896
24,915	Raytheon Co.	964,210
		1,946,106
	Agricultural Commodities/Milling (1.7%)
51,810	Archer-Daniels-Midland Co.	1,273,490

	Beverages: Non-Alcoholic (1.6%)
30,000	Coca-Cola Co. (The)	1,250,100

	Biotechnology (1.7%)
35,500	Gilead Sciences, Inc.*	1,270,900

	Chemicals: Major Diversified (2.0%)
31,006	Dow Chemical Co. (The)	1,545,649

	Computer Communications (1.4%)
61,532	Cisco Systems, Inc.*	1,100,807

	Computer Processing Hardware (1.4%)
26,730	Apple Computer, Inc.*	1,113,839

	Discount Stores (1.7%)
29,300	Costco Wholesale Corp.	1,294,474

	Electrical Products (1.2%)
14,425	Emerson Electric Co.	936,615

	Electronic Production Equipment (1.5%)
69,147	Applied Materials, Inc.*	1,123,639

	Financial Conglomerates (4.9%)
24,420	American Express Co.	1,254,455
27,080	Citigroup, Inc.	1,216,975
35,475	JP Morgan Chase & Co.	1,227,435
		3,698,865
	Food: Major Diversified (1.7%)
29,630	Kellogg Co.	1,282,090

	Food: Meat/Fish/Dairy (1.7%)
36,725	Dean Foods Co.*	1,259,668

	Household/Personal Care (1.7%)
25,060	Gillette Co. (The)	1,265,029

	Industrial Conglomerates (1.3%)
27,010	General Electric Co.	973,981

	Information Technology Services (1.5%)
12,282	International Business Machines Corp.	1,122,329

	Integrated Oil (2.0%)
25,080	Exxon Mobil Corp.	1,494,768

	Major Banks (1.7%)
28,520	Bank of America Corp.	1,257,732

	Major Telecommunications (1.4%)
43,960	SBC Communications, Inc.	1,041,412

	Media Conglomerates (1.6%)
70,140	Time Warner, Inc.*	1,230,957

	Medical Specialties (1.6%)
18,410	Bard (C.R.), Inc.	1,253,353

	Oil & Gas Production (2.0%)
30,560	Burlington Resources, Inc.	1,530,139

	Pharmaceuticals: Major (4.9%)
18,600	Johnson & Johnson	1,249,176
23,840	Lilly (Eli) & Co.	1,242,064
48,100	Pfizer, Inc.	1,263,587
		3,754,827
	Semiconductors (1.4%)
47,374	Intel Corp.	1,100,498

	Specialty Stores (1.7%)
35,675	Bed Bath & Beyond Inc.*	1,303,565

	Telecommunication Equipment (2.9%)
100,350	Corning, Inc.*	1,116,896
72,815	Motorola, Inc.	1,090,041
		2,206,937
	Trucks/Construction/Farm Machinery (1.2%)
9,870	Caterpillar Inc.	902,513

	Total United States	39,534,282

	TOTAL COMMON STOCKS
	(Cost $65,893,671)	72,863,545

	PREFERRED STOCKS (0.7%)
	Brazil (0.3%)
	Wireless Telecommunications (0.3%)
33,763	Telesp Celular Participacoes S.A. (ADR)*		201,903

	Germany (0.4%)
	Broadcasting (0.4%)
15,500	ProSiebenSat.1 Media AG		290,383

	TOTAL PREFERRED STOCKS
	(Cost $441,386)		492,286
PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (3.6%)
	REPURCHASE AGREEMENT
$2,715	Joint repurchase agreement account 2.845% due 04/01/05 (dated 03/31/05; proceeds $2,715,215) (a) (Cost $2,715,000)		2,715,000

	TOTAL INVESTMENTS
	(Cost $69,050,057) (b)	99.9%	76,070,831
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	89,964
	NET ASSETS	100.0%	$76,160,795

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,530,401 and the aggregate gross unrealized depreciation is $4,509.627, resulting in net unrealized appreciation of $7,020,774.

Morgan Stanley Select Dimensions - Global Equity Portfolio

Summary of Investments March 31, 2005 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Financial Conglomerates	$5,764,004	7.5%
Pharmaceuticals: Major	5,209,337	6.8
Integrated Oil	3,724,474	4.9
Telecommunication Equipment	3,491,720	4.5
Major Telecommunications	3,018,772	4.0
Major Banks	2,888,816	3.8
Repurchase Agreement	2,715,000	3.6
Chemicals: Major Diversified	2,112,500	2.8
Household/Personal Care	1,974,864	2.6
Aerospace & Defense	1,946,106	2.5
Food: Major Diversified	1,679,839	2.2
Information Technology Services	1,575,400	2.1
Industrial Conglomerates	1,568,856	2.0
Media Conglomerates	1,537,107	2.0
Oil & Gas Production	1,530,139	2.0
Medical Specialties	1,488,397	2.0
Electronic Components	1,431,856	1.9
Electronic Production Equipment	1,376,864	1.8
Specialty Stores	1,303,565	1.7
Trucks/Construction/Farm Machinery	1,300,180	1.7
Discount Stores	1,294,474	1.7
Agricultural Commodities/Milling	1,273,490	1.7
Biotechnology	1,270,900	1.7
Food: Meat/Fish/Dairy	1,259,668	1.6
Beverages: Non-Alcoholic	1,250,100	1.6
Electrical Products	1,249,891	1.6
Computer Processing Hardware	1,113,839	1.5
Hotels/Resorts/Cruiselines	1,105,304	1.4
Computer Communications	1,100,807	1.4
Semiconductors	1,100,498	1.4
Wireless Telecommunications	1,066,968	1.4
Electronic Equipment/Instruments	1,012,325	1.3
Electric Utilities	924,938	1.2
Advertising/Marketing Services	823,600	1.1
Food Retail	757,184	1.0
Motor Vehicles	753,055	1.0
Multi-Line Insurance	665,614	0.9
Gas Distributors	604,139	0.8
Other Metals/Minerals	601,775	0.8
Life/Health Insurance	576,240	0.8
Investment Banks/Brokers	503,555	0.7
Airlines	487,704	0.6
Railroads	483,312	0.6
Personnel Services	444,391	0.6
Recreational Products	436,323	0.6
Packaged Software	434,851	0.6
Engineering & Construction	432,212	0.6

Food: Specialty/Candy	401,016	0.5
Apparel/Footwear	396,518	0.5
Investment Managers	378,432	0.5
Industrial Machinery	369,094	0.5
Electronics/Appliances	365,467	0.5
Building Products	365,359	0.5
Apparel/Footwear Retail	358,674	0.5
Beverages: Alcoholic	349,942	0.5
Food Distributors	333,099	0.4
Auto Parts: O.E.M.	310,063	0.4
Broadcasting	290,383	0.4
Air Freight/Couriers	284,384	0.4
Pulp & Paper	280,627	0.4
Regional Banks	271,687	0.4
Internet Software/Services	267,541	0.4
Miscellaneous Commercial Services	207,122	0.3
Specialty Telecommunications	176,470	0.2

	$76,070,831	99.9%

Morgan Stanley Select Dimensions - Developing Growth Portfolio

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (99.0%)
	Advertising/Marketing Services (3.6%)
16,525	Getty Images, Inc.*	$1,175,093
20,600	Lamar Advertising Co. (Class A)*	829,974
		2,005,067
	Aerospace & Defense (1.1%)
8,800	FLIR Systems, Inc.*	266,640
7,400	Rockwell Collins, Inc.	352,166
		618,806
	Air Freight/Couriers (2.4%)
15,150	C.H. Robinson Worldwide, Inc.	780,679
10,300	Expeditors International of Washington, Inc.	551,565
		1,332,244
	Apparel/Footwear (1.0%)
10,200	Coach, Inc.*	577,626

	Apparel/Footwear Retail (2.3%)
24,150	Chico’s FAS, Inc.*	682,479
13,300	Urban Outfitters, Inc.*	638,001
		1,320,480
	Biotechnology (2.5%)
18,400	Gen-Probe Inc.*	819,904
10,200	Genzyme Corp.*	583,848
		1,403,752
	Broadcasting (1.0%)
20,000	Univision Communications, Inc. (Class A)*	553,800

	Casino/Gaming (8.5%)
36,900	International Game Technology	983,754
4,600	Kerzner International Ltd. (Bahamas)*	281,658
28,600	Penn National Gaming, Inc.*	840,268
26,700	Station Casinos, Inc.	1,803,585
12,640	Wynn Resorts, Ltd.*	856,234
		4,765,499
	Chemicals: Agricultural (0.7%)
5,820	Monsanto Co.	375,390

	Coal (0.9%)
11,400	Peabody Energy Corp.	528,504

	Computer Communications (0.6%)
15,700	Juniper Networks, Inc.*	346,342

	Computer Peripherals (0.8%)
17,000	Network Appliance, Inc.*	470,220

	Computer Processing Hardware (1.0%)
13,800	Apple Computer, Inc.*	575,046

	Construction Materials (1.5%)
10,400	Rinker Group Ltd. (ADR) (Australia)	871,416

	Containers/Packaging (0.5%)
5,500	Sealed Air Corp.*	285,670

	Data Processing Services (1. 0%)
9,200	Global Payments Inc.	593,308

	Discount Stores (1.4%)
6,025	Sears Holdings Corp.*	802,349

	Electronic Equipment/Instruments (0.8%)
18,389	Dolby Laboratories Inc. (Class A)*	432,141

	Electronic Production Equipment (1.1%)
15,000	Tessera Technologies, Inc.*	648,450

	Electronics/Appliances (0.5%)
2,975	Harman International Industries, Inc.	263,169

	Financial Conglomerates (1.6%)
23,750	Brascan Corp. (Class A) (Canada)	896,563

	Financial Publishing/Services (1.4%)
13,500	Interactive Data Corp.*	280,125
6,475	Moody’s Corp.	523,568
		803,693
	Food Retail (0.5%)
2,900	Whole Foods Market, Inc.	296,177

	Gas Distributors (1.1%)
10,500	Questar Corp.	622,125

	Home Building (0.5%)
380	NVR, Inc.*	298,300

	Home Furnishings (0.7%)
4,700	Mohawk Industries, Inc.*	396,210

	Home Improvement Chains (0.5%)
4,600	Fastenal Co.	254,426

	Hotels/Resorts/Cruiselines (2.5%)
31,050	Royal Caribbean Cruises Ltd. (Liberia)	1,387,625

	Industrial Machinery (0.6%)
7,800	Graco Inc.	314,808

	Information Technology Services (1.1%)
13,400	Cognizant Technology Solutions Corp. (Class A)*	619,080

	Insurance Brokers/Services (1.3%)
18,200	ChoicePoint, Inc.*	730,002

	Internet Retail (0.9%)
8,100	Amazon.com, Inc.*	277,587
5,000	Overstock.com, Inc.*	214,950
		492,537
	Internet Software/Services (0.6%)
27,000	Akamai Technologies, Inc.*	343,710

	Investment Banks/Brokers (3.4%)
24,900	Ameritrade Holding Corp.*	254,229
4,170	Chicago Mercantile Exchange (The)	809,105
10,762	Legg Mason, Inc.	840,943
		1,904,277
	Investment Managers (1.1%)
24,000	Calamos Asset Management Inc. (Class A)	646,080

	Medical Distributors (1.7%)
19,300	Patterson Companies, Inc.*	964,035

	Medical Specialties (7.3%)
6,400	Bard (C.R.), Inc.	435,712
8,800	Cooper Companies, Inc. (The)	641,520
13,200	Dade Behring Holdings Inc.	777,876
6,956	Fisher Scientific International, Inc.*	395,936
4,975	IDEXX Laboratories, Inc.*	269,446
13,600	INAMED Corp.*	950,368
10,578	Kinetic Concepts, Inc.*	630,978
		4,101,836
	Medical/Nursing Services (1.3%)
36,100	VCA Antech, Inc.*	730,303

	Miscellaneous Commercial Services (4.1%)
23,850	Corporate Executive Board Co. (The)	1,525,207
9,575	Iron Mountain Inc.*	276,143
12,400	Laureate Education Inc.*	530,596
		2,331,946
	Movies/Entertainment (1.7%)
8,100	DreamWorks Animation SKG, Inc. (Class A)*	329,751
5,400	International Speedway Corp. (Class A)	292,950
3,200	Pixar, Inc.*	312,160
		934,861
	Oil & Gas Production (3.9%)
33,895	Ultra Petroleum Corp. (Canada)*	1,721,866
14,666	XTO Energy Inc.	481,631
		2,203,497
	Other Consumer Services (2.4%)
8,000	Career Education Corp.*	274,080
5,500	ITT Educational Services, Inc.*	266,750
7,200	Strayer Education, Inc.	815,904
		1,356,734
	Other Metals/Minerals (1.8%)
22,450	Cameco Corporation (Canada)	993,188

	Packaged Software (5.0%)
13,100	Adobe Systems, Inc.	879,927
13,150	Autodesk, Inc.*	391,344
11,600	Mercury Interactive Corp.*	549,608
39,100	Red Hat, Inc.*	426,581
36,400	Salesforce.com Inc.*	545,636
		2,793,096
	Personnel Services (0.5%)
9,600	Monster Worldwide Inc.*	269,280

	Property - Casualty Insurers (1.5%)
1,385	White Mountains Insurance Group, Ltd. (Bermuda)	842,772

	Real Estate Development (0.5%)
4,100	St. Joe Co. (The)	275,930

	Real Estate Investment Trusts (0.7%)
11,700	Plum Creek Timber Co., Inc.	417,690

	Recreational Products (2.2%)
27,867	Activision, Inc.*	412,427
6,640	Electronic Arts, Inc.*	343,819
16,500	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands)*	498,300
		1,254,546
	Restaurants (3.3%)
13,500	Cheesecake Factory, Inc. (The)*	478,575
15,600	P.F. Chang’s China Bistro, Inc.*	932,880
13,350	Sonic Corp.*	445,890
		1,857,345

	Semiconductors (1.6%)
24,000	Marvell Technology Group, Ltd. (Bermuda)*		920,160

	Services to the Health Industry (1.4%)
18,275	Stericycle, Inc.*		807,755

	Specialty Insurance (0.8%)
13,225	Assurant, Inc.		445,683

	Specialty Stores (1.1%)
20,880	PETsMART, Inc.		600,300

	Specialty Telecommunications (2.4%)
60,182	Crown Castle International Corp.*		966,523
6,126	NTL, Inc.*		390,042
			1,356,565
	Wholesale Distributors (1.1%)
18,700	SCP Pool Corp.		595,782

	Wireless Telecommunications (1.7%)
16,350	NII Holdings, Inc. (Class B)*		940,125

	TOTAL COMMON STOCKS
	(Cost $48,164,040)		55,768,321

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (1.2%)
	REPURCHASE AGREEMENT
$659	Joint repurchase agreement account 2.845% due 04/01/05 (dated 03/31/05; proceeds $ 659,052 ) (a) (Cost $ 659,000 )		659,000

	TOTAL INVESTMENTS
	(Cost $ 48,823,040 )(b)	100.2%	56,427,321
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(125,672)
	NET ASSETS	100.0%	$56,301,649

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $ 8,840,751 and the aggregate gross unrealized depreciation is $ 1,236,470, resulting in net unrealized appreciation of $ 7,604,281.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005